As filed with the Securities and Exchange Commission on

                          October 29, 2001

                                                Registration No. 333-515
                                                                811-7513
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               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

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                         FORM N-1A
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        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /
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                Pre-Effective Amendment No.                        /   /
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              Post-Effective Amendment No. 46                      / X /

                           and                                      ----
                                                                    ----
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        / X /
                       ACT OF 1940                                  ----
                                                                    ----

                    Amendment No. 48                               / X /

             (Check appropriate box or boxes)                       ----

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                    PUTNAM FUNDS TRUST
       (Exact name of registrant as specified in charter)

      One Post Office Square, Boston, Massachusetts 02109
      (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code
                   (617) 292-1000
                     ---------------
      It is proposed that this filing will become effective
                  (check appropriate box)
----
/   / immediately upon filing pursuant to paragraph (b)
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/ X / on October 30, 2001 pursuant to paragraph (b)

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/   / 60 days after filing pursuant to paragraph (a) (1)
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/   / on (date) pursuant to paragraph (a) (1)
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/   / 75 days after filing pursuant to paragraph (a) (2)
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/   / on (date) pursuant to paragraph (a) (2) of Rule 485.
----

If appropriate, check the following box:
----
/   / this post-effective amendment designates a new
----  effective date for a previously filed post-effective amendment.

                     ------------------

               JOHN R. VERANI, Vice President
                     PUTNAM FUNDS TRUST
                  One Post Office Square
               Boston, Massachusetts 02109
         (Name and address of agent for service)
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                          Copy to:
                 JOHN W. GERSTMAYR, Esquire
                       ROPES & GRAY
                  One International Place
               Boston, Massachusetts 02110
                     ------------------


This Post-Effective Amendment relates solely to the Registrant's Putnam International Growth and Income, Putnam Equity Fund 98 and Putnam New Century Growth Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.







Prospectus

October 30, 2001

Putnam International Growth and Income Fund

Class A, B, C and M shares
Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 5  What are the fund's main investment strategies and related risks?

 8  Who manages the fund?

 9  How does the fund price its shares?

10  How do I buy fund shares?

13  How do I sell fund shares?

14  How do I exchange fund shares?

15  Fund distributions and taxes

16  Financial highlights

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital growth. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks that offer the potential for income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1997        20.52%
1998        11.64%
1999        25.68%
2000         1.01%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/01 was -27.34%. During the periods shown in the bar chart, the highest return for a quarter was 17.16% (quarter ending 12/31/98) and the lowest return for a quarter was -17.67% (quarter ending 9/30/98).

Average Annual Total Returns (for periods ending 12/31/00)
-------------------------------------------------------------------------------
                                                                    Since
                                                         Past     inception
                                                        1 year     8/1/96
-------------------------------------------------------------------------------
Class A                                                 -4.78%     13.48%
Class B                                                 -4.31%     13.84%
Class C                                                 -0.61%     14.18%
Class M                                                 -3.08%     13.51%
MSCI EAFE Index                                        -14.17%      7.76%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B, and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/00. For periods before the inception of class C shares (2/1/99), performance shown for this class in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by class C shares. The fund's performance is compared to the MSCI EAFE Index, an unmanaged index of equity securities listed on the stock exchanges of Europe, Australasia and the Far East, with all values expressed in U.S. dollars.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                   Class A    Class B     Class C     Class M
-------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of the offering price)              5.75%       NONE       NONE         3.50%

Maximum Deferred Sales
Charge (Load) (as a
percentage of the original
purchase price or
redemption proceeds,
whichever is lower)                 NONE*      5.00%      1.00%         NONE*
-------------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                            Total Annual
                   Management   Distribution     Other     Fund Operating
                      Fees      (12b-1) Fees    Expenses      Expenses
-------------------------------------------------------------------------------
Class A              0.75%         0.25%         0.29%         1.29%
Class B              0.75%         1.00%         0.29%         2.04%
Class C              0.75%         1.00%         0.29%         2.04%
Class M              0.75%         0.75%         0.29%         1.79%
-------------------------------------------------------------------------------
* A deferred sales charge of up to 1% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B shares and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.
-------------------------------------------------------------------------------
                        1 year        3 years     5 years       10 years
-------------------------------------------------------------------------------
Class A                  $699          $960        $1,242        $2,042
Class B                  $707          $940        $1,298        $2,176*
Class B
(no redemption)          $207          $640        $1,098        $2,176*
Class C                  $307          $640        $1,098        $2,369
Class C
(no redemption)          $207          $640        $1,098        $2,369
Class M                  $526          $894        $1,286        $2,382
-------------------------------------------------------------------------------
* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks that offer the potential for income and are issued by companies outside the United States. Under normal market conditions, we invest at least 65% of the fund's total assets in the equity securities of companies located in at least three countries other than the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (those investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities and debt securities, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.75% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is shown.


------------------------------------------------------------------------------
Manager                       Since  Experience
------------------------------------------------------------------------------
Deborah F. Kuenstner          1998   1997 - Present        Putnam Management
Managing Director                    Prior to March 1997   DuPont Pension Fund
                                                           Investment
------------------------------------------------------------------------------
Colin Moore                   2000   2000 - Present        Putnam Management
Managing Director                    Prior to May 2000     Rockefeller & Co.,
                                                           Inc.
------------------------------------------------------------------------------
Pamela Holding                2001   1995 - Present        Putnam Management
Managing Director
------------------------------------------------------------------------------


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($15 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $15 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 5.75%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within six years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after eight years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase class A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class M shares

* Initial sales charge of up to 3.50%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

-------------------------------------------------------------------------------
Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                        Class A sales charge      Class M sales charge
                         as a percentage of:       as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount    Offering    Net amount    Offering
at offering price ($)     invested      price*      invested      price*
-------------------------------------------------------------------------------
Under 50,000                6.10%        5.75%        3.63%        3.50%
50,000 but under
100,000                     4.71         4.50         2.56         2.50
100,000 but under
250,000                     3.63         3.50         1.52         1.50
250,000 but under
500,000                     2.56         2.50         1.01         1.00
500,000 but under
1,000,000                   2.04         2.00         NONE         NONE
1,000,000 and above         NONE         NONE         NONE         NONE
-------------------------------------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6      7+
-------------------------------------------------------------------------------
Charge                    5%     4%     3%     3%     2%     1%     0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.75% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.

How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------

                                                                                            For the period
Per-share                                                                                   August 1, 1996+
operating performance                                  Year ended June 30                     to June 30
------------------------------------------------------------------------------------------------------------
                                          2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $12.80        $12.59        $12.25        $10.76         $8.53
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .11           .13           .11           .23           .15
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               (2.33)         1.81           .98          1.78          2.13
------------------------------------------------------------------------------------------------------------
Total from
investment operations                    (2.22)         1.94          1.09          2.01          2.28
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.13)         (.20)         (.25)         (.16)         (.05)
------------------------------------------------------------------------------------------------------------
In excess of net
investment income                           --          (.17)           --            --            --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           (1.00)        (1.36)         (.50)         (.36)           --
------------------------------------------------------------------------------------------------------------
From return
of capital                                (.06)           --            --            --            --
------------------------------------------------------------------------------------------------------------
Total distributions                      (1.19)        (1.73)         (.75)         (.52)         (.05)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.39        $12.80        $12.59        $12.25        $10.76
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  (18.25)        16.33          9.87         19.56         26.73 *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $483,057      $582,386      $469,726      $409,456      $157,990
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                1.29          1.28          1.30          1.36          1.52 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .99          1.02           .94          1.98          1.61 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  113.10         82.07         88.09         53.57         70.25 *
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------

                                                                                             For the period
Per-share                                                                                    August 1, 1996+
operating performance                                   Year ended June 30                    to June 30
------------------------------------------------------------------------------------------------------------
                                          2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $12.65        $12.49        $12.18        $10.72         $8.53
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .03           .03           .02           .14           .10
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               (2.29)         1.79           .97          1.78          2.10
------------------------------------------------------------------------------------------------------------
Total from
investment operations                    (2.26)         1.82           .99          1.92          2.20
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.09)         (.15)         (.18)         (.10)         (.01)
------------------------------------------------------------------------------------------------------------
In excess of net
investment income                           --          (.15)           --            --            --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           (1.00)        (1.36)         (.50)         (.36)           --
------------------------------------------------------------------------------------------------------------
From return
of capital                                (.04)           --            --            --            --
------------------------------------------------------------------------------------------------------------
Total distributions                      (1.13)        (1.66)         (.68)         (.46)         (.01)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.26        $12.65        $12.49        $12.18        $10.72
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  (18.83)        15.41          9.04         18.68         25.80 *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $371,489      $488,654      $445,472      $414,609      $174,801
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                2.04          2.03          2.05          2.11          2.21 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .23           .25           .19          1.21          1.03 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  113.10         82.07         88.09         53.57         70.25 *
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------

                                                                                             For the period
Per-share                                                                                     Feb. 1, 1999+
operating performance                                           Year ended June 30             to June 30
------------------------------------------------------------------------------------------------------------
                                                              2001               2000             1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $12.75             $12.57           $11.10
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                               .03                .04              .07
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                   (2.30)              1.80             1.42
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                        (2.27)              1.84             1.49
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                                             (.09)              (.15)            (.02)
------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                               --               (.15)              --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                               (1.00)             (1.36)              --
------------------------------------------------------------------------------------------------------------
From return
of capital                                                    (.04)                --               --
------------------------------------------------------------------------------------------------------------
Total distributions                                          (1.13)             (1.66)            (.02)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                $9.35             $12.75           $12.57
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                      (18.75)             15.50            13.40 *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                             $26,078            $22,903           $9,163
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                    2.04               2.03              .84 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .29                .34              .58 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                      113.10              82.07            88.09
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------

                                                                                            For the period
Per-share                                                                                   August 1, 1996+
operating performance                                   Year ended June 30                   to June 30
------------------------------------------------------------------------------------------------------------
                                          2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $12.76        $12.55        $12.22        $10.74         $8.53
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income (a)                  .05           .06           .05           .16           .12
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               (2.30)         1.82           .97          1.79          2.11
------------------------------------------------------------------------------------------------------------
Total from
investment operations                    (2.25)         1.88          1.02          1.95          2.23
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.10)         (.16)         (.19)         (.11)         (.02)
------------------------------------------------------------------------------------------------------------
In excess of net
investment income                           --          (.15)           --            --            --
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           (1.00)        (1.36)         (.50)         (.36)           --
------------------------------------------------------------------------------------------------------------
From return
of capital                                (.05)           --            --            --            --
------------------------------------------------------------------------------------------------------------
Total distributions                      (1.15)        (1.67)         (.69)         (.47)         (.02)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.36        $12.76        $12.55        $12.22        $10.74
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  (18.65)        15.83          9.24         18.95         26.17 *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $29,681       $40,648       $36,291       $38,832       $17,105
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                1.79          1.78          1.80          1.86          1.98 *
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  .47           .51           .40          1.40          1.19 *
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  113.10         82.07         88.09         53.57         70.25 *
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements.




Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

* SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

* SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic with drawal may be made on any business day of the month except for the 29th, 30th or 31st.

* SYSTEMATIC EXCHANGE Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.


Putnam Family of Funds a

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Equity Fund
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International Growth Fund
Putnam International New Opportunities Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam New Century Growth Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Technology Fund
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Fund
Putnam Balanced Retirement Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
Putnam Global Growth and Income Fund
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund b
Putnam High Yield Trust b
Putnam High Yield Trust II
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income funds c
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.

The three portfolios:

Balanced Portfolio
Conservative Portfolio
Growth Portfolio

Putnam money market funds d

Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

a As of 9/30/01.

b New investments restricted; see your financial advisor for details.

c Not available in all states.

d Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve an investment's net asset value at $1.00 per share, it is possible to lose money by investing in them.

Please call your financial advisor or Putnam Investor Services to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.


For more information
about Putnam International
Growth and Income Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             File No. 811-7513  NP024 73734 10/01







Prospectus

October 30, 2001

Putnam International Growth and Income Fund

Class Y shares
Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 3  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 7  Who manages the fund?

 8  How does the fund price its shares?

 8  How do I buy fund shares?

 9  How do I sell fund shares?

 9  How do I exchange fund shares?

10  Fund distributions and taxes

11  Financial highlights


Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital growth. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES -- INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks that offer the potential for income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class Y shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS
SHARES]

CALENDAR YEAR TOTAL RETURNS

1997       20.52%
1998       11.64%
1999       25.68%

2000        1.07%

Year-to-date performance through 9/30/01 was -27.10%. During the periods shown in the bar chart, the highest return for a quarter was 17.16% (quarter ending 12/31/98) and the lowest return for a quarter was -17.67% (quarter ending 9/30/98).


Average Annual Total Returns (for periods ending 12/31/00)
------------------------------------------------------------------------------
                                                                   Since
                                                         Past    inception
                                                        1 year     8/1/96
------------------------------------------------------------------------------
Class Y                                                  1.07%     15.02%
MSCI EAFE Index                                        -14.17%      7.76%
------------------------------------------------------------------------------

Performance information shown in the bar chart and table above, for periods prior to the inception of class Y shares on 10/2/00, is derived from the historical performance of the fund's class A shares (not offered by this prospectus). Performance of class Y shares does not reflect the initial sales charge currently applicable to class A shares or differences in operating expenses, which for class Y shares, are lower than the operating expenses applicable to class A shares.

The fund's performance is compared to the MSCI EAFE Index, an unmanaged index of equity securities listed on the stock exchanges of Europe, Australasia and the Far East, with all values expressed in U.S. dollars.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class Y shares of the fund. Expenses are based on the fund's last fiscal year.

------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                  Total Annual
                      Management       Other    Fund Operating
                         Fees         Expenses     Expenses
------------------------------------------------------------------------------

Class Y                  0.75%         0.29%         1.04%
------------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                        1 year        3 years       5 years     10 years
------------------------------------------------------------------------------

Class Y                  $106          $331          $574        $1,271
------------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in value stocks that offer the potential for income and are issued by companies outside the United States. Under normal market conditions, we invest at least 65% of the fund's total assets in the equity securities of companies located in at least three countries other than the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits. We will consider, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

* Foreign investments. Foreign investments involve certain special risks, including:

* Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

* Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

* Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

* Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

* Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (those investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities and debt securities, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United States. We may choose, however, not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.75% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is shown.

------------------------------------------------------------------------------
Manager                       Since  Experience
------------------------------------------------------------------------------
Deborah F. Kuenstner          1998   1997 - Present        Putnam Management
Managing Director                    Prior to March 1997   DuPont Pension
                                                           Fund Investment
------------------------------------------------------------------------------
Colin Moore                   2000   2000 - Present        Putnam Management
Managing Director                    Prior to May 2000     Rockefeller & Co.,
                                                           Inc.
------------------------------------------------------------------------------
Pamela Holding                2001   1995 - Present        Putnam Management
Managing Director
------------------------------------------------------------------------------


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the funds and its shareholders.

* Eligible purchasers. A defined contribution plan (including a corporate
  IRA) is eligible to purchase class Y shares if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates, or

* the plan's sponsor confirms a good faith expectation that investments in Putnam-managed assets by the sponsor and its employee benefit plans will attain $150 million (using the higher of purchase price or current market value) within one year of initial purchase, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.

College savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code and are approved by Putnam Retail Management are also eligible to purchase class Y shares.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------

                                                                                 For the period
Per-share                                                                        October 2, 2000+
operating performance                                                              to June 30
--------------------------------------------------------------------------------------------------
                                                                                      2001
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                 $11.75
--------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------
Net investment income (a)                                                              .12
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                  (1.28)
--------------------------------------------------------------------------------------------------
Total from
investment operations                                                                (1.16)
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
From net
investment income                                                                     (.14)
--------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                       --
--------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                       (1.00)
--------------------------------------------------------------------------------------------------
From return
of capital                                                                            (.06)
--------------------------------------------------------------------------------------------------
Total distributions                                                                  (1.20)
--------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $9.39
--------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                              (10.90) *
--------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $3,443
--------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                              .77 *
--------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                             1.06 *
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              113.10
--------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements.



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For more information about
Putnam International
Growth and Income Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.


You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             Putnam Defined Contribution Plans
             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-9894

             Address correspondence to
             Putnam Investor Services
             P.O. Box 9740
             Providence, Rhode Island 02940-9740

             www.putnaminvestments.com

76068 10/01  File No. 811-7513





PUTNAM INTERNATIONAL GROWTH AND INCOME FUND

A SERIES OF PUTNAM FUNDS TRUST

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


October 30, 2001

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report or prospectus dated October 30, 2001, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.


Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.


TABLE OF CONTENTS

PART I

FUND ORGANIZATION AND CLASSIFICATION                                I-3
INVESTMENT RESTRICTIONS                                             I-4
CHARGES AND EXPENSES                                                I-6

INVESTMENT PERFORMANCE                                             I-13

ADDITIONAL OFFICERS                                                I-13
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                   I-14

PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS          II-1
TAXES                                                             II-24

MANAGEMENT                                                        II-29
DETERMINATION OF NET ASSET VALUE                                  II-36
HOW TO BUY SHARES                                                 II-38
DISTRIBUTION PLANS                                                II-48
INVESTOR SERVICES                                                 II-51
SIGNATURE GUARANTEES                                              II-55
SUSPENSION OF REDEMPTIONS                                         II-55
SHAREHOLDER LIABILITY                                             II-56
STANDARD PERFORMANCE MEASURES                                     II-56
COMPARISON OF PORTFOLIO PERFORMANCE                               II-57
SECURITIES RATINGS                                                II-62
DEFINITIONS                                                       II-66


SAI
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam International Growth and Income Fund is a series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.


Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or (ii) when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class. When the Trustees determine that such a matter affects only the interests of a particular series or class, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.


The following non- fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c).


              ---------------------------------

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

              ---------------------------------

CHARGES AND EXPENSES

Management fees


Under a Management Contract with the Trust dated June 7, 1996, as most recently revised on December 11, 2000, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of:


0.80% of the first $500 million of average net assets;
0.70% of the next $500 million of average net assets;
0.65% of the next $500 million of average net assets;
0.60% of the next $5 billion of average net assets;
0.575% of the next $5 billion of average net assets;
0.555% of the next $5 billion of average net assets;
0.54% of the next $5 billion of average net assets; and 0.53% of any excess thereafter.


For the past three fiscal years, pursuant to the management contract, the fund incurred the following fees:


Fiscal                     Management
year                        fee paid

2001                       $7,641,676

2000                       $7,755,858
1999                       $6,411,022




Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

Fiscal                      Brokerage
year                      commissions

2001                       $3,248,615

2000                       $3,351,187
1999                       $2,967,348




The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

Dollar value              Percent of
  of these                  total               Amount of
transactions             transactions           commissions


$615,365,555               28.87%               $1,306,692


Administrative expense reimbursement


The fund reimbursed Putnam Management for administrative services during fiscal 2001, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:


                       Portion of total
                      reimbursement for
Total                  compensation and
reimbursement           contributions

$16,305                    $13,604


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.


Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Executive Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2001 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2000:





COMPENSATION TABLE

                                                      Estimated annual        Total
                 Aggregate     Pension or retirement  benefits from all   compensation
            compensation from  benefits accrued as    Putnam funds upon  from all Putnam
Trustees/Year  the fund (1)    part of fund expenses   retirement (2)      funds (3)
----------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (4)         $1.553.55            $473                $100,000          $200,000

Charles Curtis
(8)                     --              --                 100,000                --

Hans H. Estin/
1972 (5)          1,743.82             998                  97,904           200,500

John A. Hill/
1985 (4)(7)       2,149.66             690                 200,000           269,000

Ronald J. Jackson/
1996 (4)          1,703.55             562                 100,000           200,000

Paul L. Joskow/
1997 (4)          1.553.55             342                 100,000           200,000

Elizabeth T. Kennan/
1992              1,743.82             696                 100,000           199,500

Lawrence J. Lasser/
1992 (6)                 0             409                  92,500           107,000

John H. Mullin, III/
1997 (4)          1,756.88             513                 100,000           199,000

Robert E. Patterson/
1984              1,742.27             350                 100,000           200,000

George Putnam, III/
1984 (7)          2,069.67             297                 150,000           225,000

A.J.C. Smith/
1986 (6)                 0             713                  91,833           106,000

W. Thomas Stephens/
1997              1,743.82             479                 100,000           198,500 4

W. Nicholas Thorndike/
1992              1,729.21             975                 100,000           197,000



(1) Includes an annual retainer and an attendance fee for each meeting attended.


(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2000.

(3) As of December 31, 2000, there were 124 funds in the Putnam family.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the fund to Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow and Mr. Mullin as of June 30, 2001 were $2,410, $3,257, $2,273, $2,403 and $2,302 respectively, including income earned on such amounts.

(5) Reflects retirement from the Board of Trustees of the Putnam
Funds on June 30, 2001.

(6) Commencing July 1, 2000, Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as Trustees.
The estimated annual retirement benefits and related fund expenses shown in this table for Messrs. Lasser and Smith reflect benefits earned under the funds' retirement plan prior to that date.

(7) Includes additional compensation for services commencing July 1, 2000.

(8) Elected by the Board of Trustees as a trustee effective July 1, 2001.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership


At September 30, 2001, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.



                              Shareholder name                    Percentage
Class                           and address                         owned

  A                        Edward D. Jones & Co.                    35.60%
                           P.O. Box 2500
                           Maryland Heights, MO 63043

  B                        Edward D. Jones & Co.                    10.50%
                           P.O. Box 2500
                           Maryland Heights, MO 63043

  B                        Merrill Lynch Pierce Fenner & Smith       5.40%
                           4800 Deer Lake Dr., E Fl. 3
                           Jacksonville, FL 32246

  C                        Merrill Lynch Pierce Fenner & Smith      13.00%
                           4800 Deer Lake Dr., E Fl. 3
                           Jacksonville, FL 32246

  C                        Edward D. Jones & Co.                     5.60%
                           P.O. Box 2500
                           Maryland Heights, MO 63043

  M                        Edward D. Jones & Co.                    18.00%
                           P.O. Box 2500
                           Maryland Heights, MO 63043

  Y*                       IT Corp.                                 85.07%

  Y*                       The Idaho Company Employee                8.91%
                           Savings Plan

* The address for the names listed is:

c/o Putnam Fiduciary Trust Company, as trustee or agent, Investors Way, Norwood MA 02062


Distribution fees


During fiscal 2001, the fund paid the following 12b-1 fees to Putnam Retail Management Limited Partnership (Putnam Retail Management):


        Class A        Class B        Class C        Class M

      $1,327,179     $4,282,352       $247,943       $262,869


Class A sales charges and contingent deferred sales charges


Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:



                                        Sales charges
                   Total               retained by Putnam       Contingent
Fiscal           front-end             Retail Management      deferred sales
 year          sales charges        after dealer concessions      charges

2001            $1,541,349                  $261,801              $54,304

2000            $2,219,325                  $370,641              $31,937
1999            $2,081,325                  $345,231              $52,542




Class B contingent deferred sales charges


Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:


                      Contingent deferred
Fiscal year              sales charges

2001                       $566,854

2000                       $643,442
1999                       $726,060




Class C contingent deferred sales charges


Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the period indicated:


                        Contingent deferred
Fiscal year               sales charges

2001                         $3,585

2000                         $5,745
1999                           $185
Class M sales charges


Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:



                                            Sales charges           Contingent
                                          retained by Putnam         deferred
                       Total               Retail Management           sales
Fiscal year        sales charges       after dealer concessions        charge

2001                 $39,646                   $6,731                    $0
2000                 $84,992                  $14,806                    $0
1999                 $80,735                   $7,410                    $0


Investor servicing and custody fees and expenses


During the 2001 fiscal year, the fund incurred $2,123,933 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.


INVESTMENT PERFORMANCE

Standard performance measures


(for periods ended June 30, 2001)

                    Class A     Class B     Class C     Class M      Class Y
Inception Date       8/1/96      8/1/96      2/1/99      8/1/96     10/02/00

Average annual
total return

1 year              -22.95%     -22.49%     -19.49%     -21.48%     -18.10%
Life of fund          8.49%       8.68%       9.03%       8.47%       9.85%


Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B and class C shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which for class B is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter, and for class C is 1% in the first year and eliminated thereafter.


Returns shown for class C and class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the deduction of the CDSC and higher operating expenses applicable to class C shares.


All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance Measures" in Part II of this SAI for information on how performance is calculated.


ADDITIONAL OFFICERS


In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, LLC.

Officer Name (Date of Birth) (Number of funds)

Pamela Holding (4/3/64) (3 funds). Managing Director of Putnam
Management.

Deborah F. Kuenstner (7/9/58) (11 funds). Managing Director of Putnam Management. Prior to March 1997, Ms. Kuenstner was a Senior Portfolio Manager at Dupont Pension Fund Investment.

Colin Moore (6/9/58) (3 funds).   Managing Director of Putnam
Management. Prior to May 2000, Mr. Moore was Chief Investment Officer at Rockefeller & Co., Inc.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended June 30, 2001, filed electronically on September 7, 2001 (File No. 811-7513), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.







Prospectus


October 30, 2001


Putnam Equity Fund 98


Class A shares

Investment Category: GROWTH


This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.


Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


   CONTENTS


 2 Fund summary

 2 Goal

 2 Main investment strategies

 2 Main risks

 3 Performance information

 4 Fees and expenses

 5 What are the fund's main investment strategies and related risks?

 7 Who manages the fund?

 7 How does the fund price its shares?

 8 How do I buy fund shares?

 9 How do I sell fund shares?

10 How do I exchange fund shares?

13 Fund distributions and taxes

14 Financial highlights


Fund summary

GOAL


The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS


We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in small companies.

MAIN RISKS


The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION


The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


CALENDAR YEAR TOTAL RETURNS


2000                          102.02%
1999                          155.74%
1998                           33.06%


Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown.
Year-to-date performance through 9/30/01 was-26.34%. During the periods shown in the bar chart, the highest return for a quarter was 71.10% (quarter ending 12/31/99) and the lowest return for a quarter was -22.05% (quarter ending 9/30/98).

Average Annual Total Returns (for periods ending 12/31/00)
-------------------------------------------------------------------------------
                            Past 1 year           Since inception 12/31/97
-------------------------------------------------------------------------------
Class A                      -16.48%                       41.92%
Russell 2000 Index            -3.02%                        4.89%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge. The fund's performance benefited from Putnam Management's agreement (since inception) to limit the fund's expenses. The fund's performance is compared to the Russell 2000 Index, an unmanaged index commonly used to measure small company performance.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.


Shareholder Fees
(fees paid directly from your investment)
-------------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering
price)                                                5.75%

Maximum Deferred Sales Charge
(Load) (a s a percentage of
the original pu rchase
price or redemption proceeds,
whichever is lower)                                    NONE*
-------------------------------------------------------------------------------

Annual Fund Operating Expenses **
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------

         Management                 Total Annual Fund     Expense        Net
            Fee     Other Expenses  Operating Expenses  Reimbursement  Expenses

Class A    1.00%        0.40%            1.40%             0.10%        1.30%
-------------------------------------------------------------------------------
* A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

** Reflects Putnam Management's contractual obligation to limit fund expenses through 06/30/02.


EXAMPLE


The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                1 Year     3 Years    5 Years     10 Years
-------------------------------------------------------------------------------
Class A          $700       $983       $1,288      $2,150
-------------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in growth stocks. Under normal market conditions, we invest at least 65% of the fund's net assets in equity securities. We will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Small companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend upon a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may therefore be more vulnerable to adverse developments than those of larger companies.


Foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.


Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.


Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.


Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.


Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.


Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, and debt instruments, which may be subject to other risks, as described in the SAI.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.


Who manages the fund?


The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.90% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

------------------------------------------------------------------------------
Manager                       Since   Experience
------------------------------------------------------------------------------
Roland W. Gillis              1997    1995 - Present       Putnam Management
Managing Director
------------------------------------------------------------------------------
Craig S. Lewis                2000    1998 - Present       Putnam Management
Senior Vice President                 Prior to Jan. 1998   Keystone Management
------------------------------------------------------------------------------

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.


The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.


The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $5,000 and make additional investments at any time with as little as $50($15 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.


You can buy shares:

Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.


Through systematic investing. You can make regular investments of $15 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic
Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.


-------------------------------------------------------------------------------
Initial sales charges for class A shares
-------------------------------------------------------------------------------
                                            Class A sales charge as a
                                                  percentage of:
-------------------------------------------------------------------------------
Amount of purchase at offering
price ($)                                 Net amount           Offering
                                           invested             price*
-------------------------------------------------------------------------------
Under 50,000                                6.10%               5.75%
50,000 but under 100,000                    4.71                4.50
100,000 but under 250,000                   3.63                3.50
250,000 but under 500,000                   2.56                2.50
500,000 but under 1,000,000                 2.04                2.00
1,000,000 and above                         NONE                NONE
-------------------------------------------------------------------------------
* Offering price includes sales charge.

A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase. Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

Distribution (12b-1) plan. The fund has adopted a distribution plan to pay for the marketing of fund shares and for services provided to shareholders, although the fund is not currently making any payments pursuant to the plan. The plan provides for payments at annual rates (based on average net assets) of up to 0.35% of the fund's net assets. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.


How do I sell fund shares?


You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.


Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.


By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.
The telephone redemption privilege may be modified or terminated without notice.


Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.


How do I exchange fund shares?


If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.


To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes


The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to:


* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.


For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


Financial highlights


The financial highlights table is intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout the period)

Class A
-----------------------------------------------------------------------------------------------
                                               Year ended June 30             For the period
                                                                               ended Dec. 31,
                                                                             1997 to June 30+
-----------------------------------------------------------------------------------------------
                                      2001           2000           1999           1998
Net asset value,
beginning of period                 $26.90         $14.85         $10.52          $8.50
-----------------------------------------------------------------------------------------------
Investment operations
Net investment loss (a)(b)            (.21)          (.24)          (.11)          (.04)
Net realized and unrealized
gain (loss) on investments           (4.37)         14.98           4.55           2.06
-----------------------------------------------------------------------------------------------
Total from
investment operations                (4.58)         14.74           4.44           2.02
-----------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                       (2.71)         (2.69)          (.11)            --
-----------------------------------------------------------------------------------------------
In excess of net realized
gain on investment                    (.14)            --             --             --
-----------------------------------------------------------------------------------------------
From return of capital                (.01)            --             --             --
Total distributions                  (2.86)         (2.69)          (.11)            --
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                       $19.46         $26.90         $14.85         $10.52
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)              (16.31)        102.02          42.62          23.77*
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $21,609        $29,924         $9,192         $5,205
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)          1.30           1.30           1.30            .65*
-----------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)         (1.02)         (1.05)         (1.04)          (.37)*
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              114.08         152.49         184.61          85.45*
-----------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.02, $0.06, $0.04 and $0.06 per share for the periods ended
    June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998, respectively.

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements.



For more information about Putnam Equity Fund 98

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS



                      One Post Office Square
                      Boston, Massachusetts 02109
                      1-800-225-1581

                      Address correspondence to

                      Putnam Investor Services

                      P.O. Box 41203


                      Providence, Rhode Island 02940-1203

                      www.putnaminvestments.com

File No. 811-7513     77603  10/01






PUTNAM EQUITY FUND 98

A SERIES OF PUTNAM FUNDS TRUST

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

October 30, 2001

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report or prospectus dated October 30, 2001, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

                                                           Table of Contents


PART I

FUND ORGANIZATION AND CLASSIFICATION                               I-3
INVESTMENT RESTRICTIONS                                            I-4

CHARGES AND EXPENSES                                               I-6
INVESTMENT PERFORMANCE                                            I-13
ADDITIONAL OFFICERS                                               I-14
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                  I-14

PART II


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS         II-1
TAXES                                                            II-26
MANAGEMENT                                                       II-30

DETERMINATION OF NET ASSET VALUE                                 II-37

HOW TO BUY SHARES                                                II-39

DISTRIBUTION PLANS                                               II-49
INVESTOR SERVICES                                                II-53
SIGNATURE GUARANTEES                                             II-56
SUSPENSION OF REDEMPTIONS                                        II-57
SHAREHOLDER LIABILITY                                            II-57
STANDARD PERFORMANCE MEASURES                                    II-57
COMPARISON OF PORTFOLIO PERFORMANCE                              II-58
SECURITIES RATINGS                                               II-63
DEFINITIONS                                                      II-67


SAI
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Equity Fund '98 is a series of Putnam Funds Trust, a
Massachusetts business trust organized on January 22, 1996 (the
"Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund may offer classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or (ii) when the Trustees have determined that the matter affects one or more series or classes materially differently, shares are voted by individual series or class. When the Trustees determine that such a matter affects only the interests of a particular series or class, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.


The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


The fund is a"diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the fund's outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam Funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


CHARGES AND EXPENSES


Management fees


Under a Management Contract with the Trust dated June 7, 1996, as most recently revised on March 5, 1998, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of:

1.00% of the first $500 million of average net assets;
0.90% of the next $500 million of average net assets;
0.85% of the next $500 million of average net assets;
0.80% of the next $5 billion of average net assets;
0.775% of the next $5 billion of average net assets;
0.755% of the next $5 billion of average net assets;
0.74% of the next $5 billion of average net assets; and 0.73% of any excess thereafter.


Management fees

For the past three fiscal years, pursuant to the management contract, the fund incurred the following fees:

                            Amount of        Amount management fee
Fiscal     Management     management fee    would have been without
year        fee paid          waived          expense limitation

2001        $228,619          $22,747              $228,619
2000        $194,849          $49,478              $194,849
1999        $57,705           $21,100               $57,705

Expense limitation. In order to limit expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2002 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred extraordinary expenses, and payments under the fund's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:


                             Brokerage
Fiscal year                 commissions

2001                          $11,947
2000                          $13,261
1999                           $3,852

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:




Dollar value         Percentage of
  of these              total              Amount of
transactions         transactions          commissions

$1,647,974              22.71%               $5,130

At the end of fiscal 2001, the fund held no securities in any of the fund's regular broker-dealers.


Administrative expense reimbursement


The fund reimbursed Putnam Management for administrative services during fiscal 2001, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:

                           Portion of total
                           reimbursement for
Total                      compensation and
reimbursement               contributions

$773                             $645


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.


Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August.  The
 Executive Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2001, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2000:





COMPENSATION TABLE

                                                      Estimated annual        Total
                 Aggregate     Pension or retirement  benefits from all   compensation
            compensation from  benefits accrued as    Putnam funds upon  from all Putnam
Trustees/Year  the fund (1)    part of fund expenses   retirement (2)      funds (3)
----------------------------------------------------------------------------------------

Jameson A. Baxter/
1994 (4)         $315                 $27                 $100,000          $200,000

Charles Curtis
(8)                --                  --                 $100,000                --

Hans H. Estin/
1972 (7)          315                  57                  $97,904           200,500

John A. Hill/
1985 (4)(6)       343                  39                  200,000           269,000

Ronald J. Jackson/
1996 (4)          315                  32                  100,000           200,000

Paul L. Joskow/
1997 (4)          314                  19                  100,000           200,000

Elizabeth T. Kennan/
1992              315                  40                  100,000           199,500

Lawrence J. Lasser/
1992 (5)            0                  21                   92,500           107,000

John H. Mullin, III/
1997 (4)          316                  29                  100,000           199,000

Robert E. Patterson/
1984              315                  20                  100,000           200,000

George Putnam, III/
1984 (6)          330                  17                  150,000           225,000

A.J.C. Smith/
1986 (5)            0                  36                   91,833           106,000

W. Thomas Stephens/
1997 (4)          315                  27                  100,000           198,500

W. Nicholas Thorndike/
1992              314                  55                  100,000           197,000


(1) Includes an annual retainer and an attendance fee for each meeting attended.


(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2000.

(3) As of December 31, 2000, there were 124 funds in the Putnam family.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Commencing July 1, 2000, Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as Trustees.
The estimated annual retirement benefits and related fund expenses shown in this table for Messrs. Lasser and Smith reflect benefits earned under the funds' retirement plan prior to that date.

(6) Includes additional compensation for services commencing July 1, 2000.

(7) Reflects retirement from the Board of Trustees of the Putnam funds on June 30, 2001

(8) Elected by the Board of Trustees as a Trustee effective July 1,
2001.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership


As of the date of this SAI, Putnam Investments, LLC owned of record and beneficially 63.00% of the shares of the fund and therefore may be deemed to "control" the fund. Putnam Investments, LLC a Delaware limited liability company, is owned by Putnam Investments Trust, a Massachusetts business trust, which in turn is owned by Marsh & McLennan Companies, Inc., a Delaware corporation. The address of Putnam Investments, LLC is One Post Office Square, Boston, MA 02109.

At September 30, 2001, the officers and Trustees of the fund as a group owned 1.17% of the outstanding shares of the fund, and no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


Distribution fees


During fiscal 2001, the fund received no distribution payments with respect to the fund.

Class A sales charges and contingent deferred sales charges

During fiscal year 2001, Putnam Retail Management received no sales charges with respect to class A shares.

Investor servicing and custody fees and expenses

During the 2001 fiscal year, the fund incurred $49,829 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.


INVESTMENT PERFORMANCE

Standard performance measures


(for periods ended June 30, 2001)*

Inception Date          12/31/97

Average annual total return+

1 year                   -21.12%
Life of fund              34.37%


*The fund is offered on a limited basis and has limited assets.


+ Reflecting an expense limitation then in effect. In the absence of the expense limitation, the fund's total return would have been lower. The per share amount of the expense limitation is set forth in the section of the prospectus entitled"Financial highlights."

All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


See "Standard Performance Measures" in Part II of this SAI for information on how performance is calculated.


ADDITIONAL OFFICERS


In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, LLC

Officer Name (Date of birth) (Number of funds)

Stephen M. Oristaglio (8/21/55)(89 funds). Senior Managing Director of Putnam Management. Prior to July 1998, Mr. Oristaglio was a Managing Director at Swiss Bank Corp.

Roland W. Gillis (9/25/49) (5 funds). Managing Director of Putnam
Management.

Daniel L. Miller (8/17/57)(4 funds). Managing Director of Putnam
Management.

Eric M. Wetlaufer (4/13/62)(4 funds). Managing Director of Putnam
Management. Prior to November 1997, Mr. Wetlaufer was a Managing
Director and Portfolio Manager at Cadence Capital Management.

Craig S. Lewis (5/9/64) (1 fund). Senior Vice President of Putnam
Management. Prior to January 1998, Mr. Lewis was employed at Keystone Management, Inc.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the fund's independent accountants providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended June 30, 2001, filed electronically on September 7, 2001, (File No. 811-7513), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.







Prospectus


October 30, 2001


Putnam New Century Growth Fund

Class A, B, C and M shares
Investment Category: Growth

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.


Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS


 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 2  Performance information

 4  Fees and expenses

 5  What are the fund's main investment strategies and related risks?

 8  Who manages the fund?

 8  How does the fund price its shares?

 9  How do I buy fund shares?

12  How do I sell fund shares?

13  How do I exchange fund shares?

14  Fund distributions and taxes

15  Financial highlights


[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1999           166.17%

2000           -32.64%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/01 was -44.27%. During the periods shown in the bar chart, the highest return for a quarter was 84.90% (quarter ending 12/31/99) and the lowest return for a quarter was -28.07% (quarter ending 12/31/00).


Average Annual Total Returns (for periods ending 12/31/00)
-------------------------------------------------------------------------------
                                                     Since
                                      Past         inception
                                     1 year         2/17/98
-------------------------------------------------------------------------------
Class A                             -36.50%          31.67%
Class B                             -36.46%          32.81%
Class C                             -33.79%          33.42%
Class M                             -35.30%          32.13%
Russell Midcap Growth Index         -11.75%          15.60%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B, and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/00. For periods before the inception of class B shares (1/21/00), class C shares (1/21/00) and class M shares (1/21/00), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C and class M shares. The fund's share performance through 6/30/00 benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index that measures the performance of those companies in the Russell Midcap Index that have higher prices relative to the book value of the assets and higher forecasted growth values.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.


Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                   Class A   Class B   Class C   Class M
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering
price)                              5.75%      NONE      NONE     3.50%

Maximum Deferred Sales
Charge (Load) (as a
percentage of the original
purchase price or redemption
proceeds, whichever is lower)       NONE*     5.00%     1.00%     NONE*
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                        Total Annual
              Management   Distribution      Other      Fund Operating
                 Fees      (12b-1) Fees     Expenses      Expenses
-------------------------------------------------------------------------------
Class A         0.63%         0.25%          0.33%         1.21%
Class B         0.63%         1.00%          0.33%         1.96%
Class C         0.63%         1.00%          0.33%         1.96%
Class M         0.63%         0.75%          0.33%         1.71%
-------------------------------------------------------------------------------
* A deferred sales charge of up to 1% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B shares and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.
-------------------------------------------------------------------------------
                        1 year        3 years     5 years      10 years
-------------------------------------------------------------------------------
Class A                  $691          $937        $1,202        $1,957
Class B                  $699          $915        $1,257        $2,091*
Class B
(no redemption)          $199          $615        $1,057        $2,091*
Class C                  $299          $615        $1,057        $2,285
Class C
(no redemption)          $199          $615        $1,057        $2,285
Class M                  $518          $870        $1,246        $2,299
-------------------------------------------------------------------------------


* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in growth stocks. We will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.


* Foreign investments. Foreign investments involve certain special risks.
  For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the fund's statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, and debt instruments, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?


The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.63% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.


The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.



------------------------------------------------------------------------------
Manager                       Since  Experience
------------------------------------------------------------------------------
Roland W. Gillis              1998   1995 - Present        Putnam Management
Managing Director
------------------------------------------------------------------------------
Eric M. Wetlaufer             2001   1997 - Present        Putnam Management
Managing Director                    Prior to Nov. 1997    Cadence Capital
                                                           Management
------------------------------------------------------------------------------



How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?


You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($15 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.


You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.


* Through systematic investing. You can make regular investments of $15 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.


You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 5.75%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within six years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee


* Convert automatically to class A shares after eight years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase class A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused


Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Class M shares

* Initial sales charge of up to 3.50%


* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)


* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                        Class A sales charge      Class M sales charge
                         as a percentage of:       as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount    Offering    Net amount    Offering
at offering price ($)     invested      price*      invested      price*
-------------------------------------------------------------------------------
Under 50,000                6.10%        5.75%        3.63%        3.50%
50,000 but under
100,000                     4.71         4.50         2.56         2.50
100,000 but under
250,000                     3.63         3.50         1.52         1.50
250,000 but under
500,000                     2.56         2.50         1.01         1.00
500,000 but under
1,000,000                   2.04         2.00         NONE         NONE
1,000,000 and above         NONE         NONE         NONE         NONE
-------------------------------------------------------------------------------
* Offering price includes sales charge.


Deferred sales charges for class B, class C and certain class A and class M shares


If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6     7+
-------------------------------------------------------------------------------
Charge                    5%     4%     3%     3%     2%     1%    0%


A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge if redeemed within one year of purchase.


Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.75% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.

How do I sell fund shares?


You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.


* Selling shares through your financial advisor.Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?


If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of bonds characterized as market discount are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------

                                                                             For the period
Per-share                                                                     Feb. 17, 1998+
operating performance                          Year ended June 30              to June 30
-----------------------------------------------------------------------------------------------
                                        2001          2000          1999           1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.76        $14.84         $9.87          $8.50
-----------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------
Net investment loss (a)                 (.18)         (.12) (d)     (.08) (d)      (.02) (d)
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.79)        12.87          5.05           1.39
-----------------------------------------------------------------------------------------------
Total from
investment operations                  (9.97)        12.75          4.97           1.37
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (1.46)           --             --
-----------------------------------------------------------------------------------------------
In excess of net realized gain            --         (1.37)           --             --
-----------------------------------------------------------------------------------------------
Total distributions                       --         (2.83)           --             --
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.79        $24.76        $14.84          $9.87
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (40.27)        87.16         50.35          16.12 *
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $451,848      $797,592        $5,429         $2,955
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.21          1.11 (d)      1.00 (d)        .37 *(d)
-----------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.97)         (.72) (d)     (.76) (d)      (.25) *(d)
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)                139.27        107.86        207.77          72.22 *
-----------------------------------------------------------------------------------------------


  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share. Expenses for the period ended June 30, 1998, and June 30, 1999 reflect a reduction of $0.08 and $0.06, respectively per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------

                                                                                           For the period
Per-share                                                            Year ended            Jan. 21, 2000+
operating performance                                                 June 30                to June 30
------------------------------------------------------------------------------------------------------------
                                                                        2001                     2000
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                   $24.68                   $27.16
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                 (.32)                 (.15) (d)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             (9.72)                (2.33)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (10.04)                (2.48)
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                            --                    --
------------------------------------------------------------------------------------------------------------
In excess of net realized gain                                            --                    --
------------------------------------------------------------------------------------------------------------
Total distributions                                                       --                    --
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                         $14.64                $24.68
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                (40.68)                (9.13) *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $375,683              $670,618
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                              1.96                   .89 *(d)
------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                              (1.72)                 (.71) *(d)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                139.27                107.86
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of
    $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------

                                                                                           For the period
Per-share                                                            Year ended            Jan. 21, 2000+
operating performance                                                 June 30                to June 30
------------------------------------------------------------------------------------------------------------
                                                                        2001                     2000
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                   $24.68                $27.16
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                 (.32)                 (.15) (d)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             (9.72)                (2.33)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (10.04)                (2.48)
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                            --                    --
------------------------------------------------------------------------------------------------------------
In excess of net realized gain                                            --                    --
------------------------------------------------------------------------------------------------------------
Total distributions                                                       --                    --
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                         $14.64                $24.68
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                (40.68)                (9.13) *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                       $72,498              $136,828
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                              1.96                   .89 *(d)
------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                              (1.72)                 (.71) *(d)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                139.27                107.86
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of
    $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------

                                                                                           For the period
Per-share                                                            Year ended            Jan. 21, 2000+
operating performance                                                 June 30                to June 30
------------------------------------------------------------------------------------------------------------
                                                                        2001                     2000
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                   $24.71                   $27.16
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                 (.28)                    (.12) (d)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             (9.74)                   (2.33)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (10.02)                   (2.45)
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                            --                       --
------------------------------------------------------------------------------------------------------------
In excess of net realized gain                                            --                       --
------------------------------------------------------------------------------------------------------------
Total distributions                                                       --                       --
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                         $14.69                   $24.71
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                (40.55)                   (9.02) *
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                       $20,691                  $36,697
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                              1.71                      .78 *(d)
------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                              (1.47)                    (.60) *(d)
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                139.27                   107.86
------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of
    $0.01 per share.



Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

* SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

* SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th or 31st.

* SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

* DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

* STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam Investor Services that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.


Putnam Family of Funds a

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Equity Fund
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International Growth Fund
Putnam International New Opportunities Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam New Century Growth Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Technology Fund
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Fund
Putnam Balanced Retirement Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
Putnam Global Growth and Income Fund
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund b
Putnam High Yield Trust b
Putnam High Yield Trust II
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income funds c
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.

The three portfolios:

Balanced Portfolio
Conservative Portfolio
Growth Portfolio

PUTNAM MONEY MARKET FUNDS d

Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

a As of 9/30/01.

b New investments restricted; see your financial advisor for details.

c Not available in all states.

d Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve an investment's net asset value at $1.00 per share, it is possible to lose money by investing in them.

Please call your financial advisor or Putnam Investor Services to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.



For more information
about Putnam New
Century Growth Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com


             File No. 811-7513  NP071 73735 10/01





Prospectus


October 30, 2001


Putnam New Century Growth Fund

Class Y shares
Investment Category: Growth

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.


Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS


2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 2  Performance information

 3  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 6  Who manages the fund?

 7  How does the fund price its shares?

 8  How do I buy fund shares?

 8  How do I sell fund shares?

 9  How do I exchange fund shares?

 9  Fund distributions and taxes

10  Financial highlights



Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class Y shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.



[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]


CALENDAR YEAR TOTAL RETURNS

1999           166.17%

2000           -32.56%


Year-to-date performance through 9/30/01 was -44.16%. During the periods shown in the bar chart, the highest return for a quarter was 84.90% (quarter ending 12/31/99) and the lowest return for a quarter was -28.01% (quarter ending 12/31/00).

Average Annual Total Returns (for periods ending 12/31/00)
------------------------------------------------------------------------------
                                                       Since
                                          Past       inception
                                         1 year       7/5/00
------------------------------------------------------------------------------
Class Y                                 -32.56%       34.47%
Russell Midcap Growth Index             -11.75%       15.60%
------------------------------------------------------------------------------

Performance information shown in the bar chart and table above, for periods prior to the inception of class Y shares on 7/5/00, is derived from the historical performance of the fund's class A shares (not offered by this prospectus). Performance of class Y shares does not reflect the initial sales charge currently applicable to class A shares or differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares.

The fund's share performance through 6/30/00 benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the Russell Midcap Growth Index, an unmanaged index that measures the performance of those companies in the Russell Midcap Index that have higher prices relative to the book value of the assets and higher forecasted growth values.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class Y shares of the fund. Expenses are based on the fund's last fiscal year.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

------------------------------------------------------------------------------
                                                     Total Annual
                   Management        Other          Fund Operating
                      Fee           Expenses          Expenses
------------------------------------------------------------------------------
Class Y              0.63%            0.33%             0.96%
------------------------------------------------------------------------------


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

--------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
------------------------------------------------------------------------------

Class Y                 $98          $306          $531         $1,178
------------------------------------------------------------------------------


What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in growth stocks. We will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.


* Foreign investments. Foreign investments involve certain special risks.
  For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.


Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.


* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.


Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.


Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the fund's statement of additional information (SAI).

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, and debt instruments, which may be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.


* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.


Who manages the fund?


The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.63% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.


The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


------------------------------------------------------------------------------
Manager                       Since  Experience
------------------------------------------------------------------------------
Roland W. Gillis              1998   1995 - Present       Putnam Management
Managing Director
------------------------------------------------------------------------------
Eric M. Wetlaufer             2001   1997 - Present       Putnam Management
Managing Director                    Prior to Nov. 1997   Cadence Capital
                                                          Management
------------------------------------------------------------------------------



How does the fund price  its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.


Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.


To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the funds and its shareholders.

* Eligible purchasers. A defined contribution plan (including a corporate
  IRA) is eligible to purchase class Y shares if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates, or

* the plan's sponsor confirms a good faith expectation that investments in Putnam-managed assets by the sponsor and its employee benefit plans will attain $150 million (using the higher of purchase price or current market value) within one year of initial purchase, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.


College savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code and are approved by Putnam Retail Management are also eligible to purchase class Y shares.


How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.


You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------

                                                                                For the period
Per-share                                                                        July 5, 2000+
operating performance                                                             to June 30
--------------------------------------------------------------------------------------------------
                                                                                     2001
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                $24.90
--------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------
Net investment loss (a)                                                              (.13)
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                          (9.94)
--------------------------------------------------------------------------------------------------
Total from
investment operations                                                              (10.07)
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         --
--------------------------------------------------------------------------------------------------
In excess of net realized gain                                                         --
--------------------------------------------------------------------------------------------------
Total distributions                                                                    --
--------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                      $14.83
--------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                             (40.44) *
--------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $9,877
--------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                             .95 *
--------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                            (.71) *
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                             139.27
--------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.



For more information about Putnam New Century Growth Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.


You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.



PUTNAM INVESTMENTS

             Putnam Defined Contribution Plans
             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-9894

             Address correspondence to
             Putnam Investor Services
             P.O. Box 9740
             Providence, Rhode Island 02940-9740

             www.putnaminvestments.com


76065 10/01  File No. 811-7513






PUTNAM NEW CENTURY GROWTH FUND
A SERIES OF PUTNAM FUNDS TRUST

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


October 30, 2001

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report or prospectus dated October 30, 2001, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.


Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.


TABLE OF CONTENTS

PART I

FUND ORGANIZATION AND CLASSIFICATION                                I-3
INVESTMENT RESTRICTIONS                                             I-4
CHARGES AND EXPENSES                                                I-5
INVESTMENT PERFORMANCE                                             I-11
ADDITIONAL OFFICERS                                                I-12
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                   I-12

PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS          II-1

TAXES                                                             II-26
MANAGEMENT                                                        II-30
DETERMINATION OF NET ASSET VALUE                                  II-37
HOW TO BUY SHARES                                                 II-39
DISTRIBUTION PLANS                                                II-49
INVESTOR SERVICES                                                 II-53
SIGNATURE GUARANTEES                                              II-56
SUSPENSION OF REDEMPTIONS                                         II-57
SHAREHOLDER LIABILITY                                             II-57
STANDARD PERFORMANCE MEASURES                                     II-57
COMPARISON OF PORTFOLIO PERFORMANCE                               II-58
SECURITIES RATINGS                                                II-63
DEFINITIONS                                                       II-67


SAI
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam New Century Growth Fund is a series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to December 30, 1999, the fund was known as Putnam Investment Fund 98.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or (ii) when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class. When the Trustees determine that such a matter affects only the interests of a particular series or class, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam Funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policy may be changed by the Trustees without shareholder approval:

The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

                ---------------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                ---------------------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated June 7, 1996, as most recently revised on July 24, 2000, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million of average net assets;
0.55% of the next $500 million of average net assets;
0.50% of the next $5 billion of average net assets;
0.475% of the next $5 billion of average net assets;
0.455% of the next $5 billion of average net assets;
0.44% of the next $5 billion of average net assets; and 0.43% of any excess thereafter.


For the past three fiscal years, pursuant to the management contract, the fund incurred the following fees:


                                                   Reflecting a reduction
                                                  in the following amounts
                         Management                   pursuant to an
Fiscal year               fee paid                  expense limitation

2001                     $7,805,346                              $0
2000                     $3,536,070                        $205,489
1999                        $24,399                         $24,387


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

Fiscal year                       Brokerage commissions


2001                                   $1,554,401
2000                                     $936,859
1999                                       $4,966

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:


Dollar value          Percentage of
  of these               total               Amount of
transactions          transactions          commissions

$502,905,384              28.92%             $781,588


Administrative expense reimbursement


The fund reimbursed Putnam Management for administrative services during fiscal 2001, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:



                           Portion of total
                           reimbursement for
Total                      compensation and
reimbursement               contributions

$16,971                        $14,160


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.


Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Executive Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2001, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2000:





COMPENSATION TABLE

                                                      Estimated annual        Total
                 Aggregate     Pension or retirement  benefits from all   compensation
            compensation from  benefits accrued as    Putnam funds upon  from all Putnam
Trustees/Year  the fund (1)    part of fund expenses   retirement (2)      funds (3)
----------------------------------------------------------------------------------------

Jameson A. Baxter/
1994             $1,771               $245                $100,000          $200,000 (4)

Charles B. Curtis/
2001 (8)             --                 --                 100,000                --

Hans H. Estin/
1972 (5)          1,766                498                  97,904           200,500

John A. Hill/
1985 (7)          2,193                428                 200,000           269,000 (4)

Ronald J. Jackson/
1996              1,768                239                 100,000           200,000 (4)

Paul L. Joskow/
1997              1,752                203                 100,000           200,000 (4)

Elizabeth T. Kennan/
1992              1,766                360                 100,000           199,500

Lawrence J. Lasser/
1992 (6)              0                159                  92,500           107,000

John H. Mullin, III/
1997              1,781                305                 100,000           199,000 (4)

Robert E. Patterson/
1984              1,768                177                 100,000           200,000

George Putnam, III/
1984 (7)          2,127                178                 150,000           225,000

A.J.C. Smith/
1986 (6)              0                347                  91,833           106,000

W. Thomas Stephens/
1997              1,766                285                 100,000           198,500 (4)

W. Nicholas Thorndike/
1992              1,752                505                 100,000           197,000


(1) Includes an annual retainer and an attendance fee for each meeting attended.


(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2000.

(3) As of December 31, 2000, there were 124 funds in the Putnam family.


(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.


(5) Reflects retirement from the Board of Trustees of the Putnam funds on June 30, 2001.

(6) Commencing July 1, 2000, Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as Trustees.
The estimated annual retirement benefits and related fund expenses shown in this table for Messrs. Lasser and Smith reflect benefits earned under the funds' retirement plan prior to that date.

(7) Includes additional compensation for services commencing July 1, 2000.

(8) Elected by the Board of Trustees as a Trustee effective July 1,
2001.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership


At September 30, 2001, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


                               Shareholder name                 Percentage
  Class                           and address                     owned

    A                        Edward D. Jones & Co.               19.50%
                             P. O. Box 2500
                             Maryland Heights, MO 63043

    B                        Edward D. Jones & Co.                5.30%
                             P. O. Box 2500
                             Maryland Heights, MO 63043

    C                        Merrill Lynch Pierce Fenner & Smith  8.60%
                             4800 Deer Lake Dr., E Fl. 3
                             Jacksonville, FL 32246

    C                        Edward D. Jones & Co.                5.90%
                             P. O. Box 2500
                             Maryland Heights, MO 63043

    M                        Edward D. Jones & Co.                6.00%
                             P. O. Box 2500
                             Maryland Heights, MO 63043

    Y*                       IT Corp.                            67.92%

    Y*                       Whirlpool Corporation 401(k) Plan   22.25%

The address for the names listed is:  c/o Putnam Fiduciary Trust
Company, as trustee or agent, One Post Office Square, Boston, MA
02109.


Distribution fees


During fiscal 2001, the fund paid the following 12b-1 fees to Putnam Retail Management Limited Partnership (Putnam Retail Management), formerly Putnam Mutual Funds Corp.:


        Class A         Class B        Class C        Class M


       $1,493,636     $5,040,516     $1,005,799       $209,397


Class A sales charges and contingent deferred sales charges


Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:



                                        Sales charges
                   Total               retained by Putnam       Contingent
Fiscal           front-end             Retail Management      deferred sales
 year          sales charges        after dealer concessions      charges

2001            $3,139,310                 $493,037               $43,213
2000           $21,364,566               $3,215,444                $8,695
1999                    $0                       $0                    $0


Class B contingent deferred sales charges


Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:



Fiscal year                   Contingent deferred
                                 sales charges

2001                               $1,246,177
2000                                 $276,685


Class C contingent deferred sales charges


Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:



Fiscal year                   Contingent deferred
                                 sales charges

2001                               $84,420
2000                               $24,782


Class M sales charges and contingent deferred sales charges


Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

                                         Sales charges
                                       retained by Putnam         Contingent
                    Total            Retail Management, Inc.    deferred sales
Fiscal year     sales charges       after dealer concessions       charges

2001                 $117,577               $19,274                  $0
2000                 $655,861              $107,078                 N/A


Investor servicing and custody fees and expenses


During the 2001 fiscal year, the fund incurred $2,219,632 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.


INVESTMENT PERFORMANCE

Standard performance measures

(for periods ended June 30, 2001)

                         Class A     Class B     Class C     Class M     Class Y
Inception Date           2/17/98     1/21/00     1/21/00     1/21/00      7/5/00

Average annual total return+

1 year                   -43.70%     -43.65%     -41.27%     -42.64%     -40.11%
Life of fund              19.89%      20.55%      21.12%      20.16%      22.12%

For a portion of this period, the fund was offered on a limited basis and had limited assets.

+ Reflecting an expense limitation in effect during the period. In the absence of the expense limitation, total return shown would have been lower. The per share amount of the expense limitation is set forth in the section of the prospectus entitled "Financial highlights."

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B and class C shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which for class B is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter, and for class C is 1% in the first year and eliminated thereafter.


Returns shown for class B, class C, class M and class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B, class C and class M shares, the higher operating expenses applicable to such shares.


All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance Measures" in Part II of this SAI for information on how performance is calculated.


ADDITIONAL OFFICERS


In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, LLC.

Officer Name (Date of birth) (Number of funds)

Stephen Oristaglio (8/21/55) (85 funds), Senior Managing Director of Putnam Management. Prior to July 1998, Mr. Oristaglio was a Managing Director at Swiss Bank Corp.

Daniel L. Miller (8/17/57) (4 funds), Managing Director of Putnam
Management.

Roland W. Gillis (9/25/49) (7 funds), Managing Director of Putnam
Management.

Eric M. Wetlaufer (4/13/62) (4 funds), Managing Director of Putnam Management. Prior to November 1997, Mr. Wetlaufer was a Managing
Director and Portfolio Manager at Cadence Capital Management.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended June 30, 2001, filed electronically on September 7, 2001 (File No. 811-7513), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.







PUTNAM FUNDS TRUST

Putnam International Growth and Income Fund


Putnam Equity Fund 98


Putnam New Century Growth Fund

FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust dated January 22, 1996 -- Incorporated by reference to Registrant's Initial Registration Statement.
(b) By-Laws, as amended through July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement.
(c)(1). Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to the Registrant's Initial Registration Statement.
(c)(2) Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to the Registrant's Initial Registration Statement.
(d) Management Contract dated June 7, 1996, as most recently revised December 11, 2000 -- Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement.
(e)(1) Distributor's Contract dated June 7, 1996 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
(e)(2) Form of Dealer Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
(e)(3) Form of Financial Institution Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
(f) Trustee Retirement Plan dated October 4, 1996 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.

(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001 -- Incorporated by reference to
Post-Effective Amendment No. 45 to the Registrant's Registration
Statement.

(h) Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
(i) Opinion of Ropes & Gray, including consent -- Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement.

(j) Consent of Independent Accountants -- Exhibit 1.

(k) Not applicable.
(l) Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
(m)(1) Class A Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
(m)(2) Class B Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
(m)(3) Class C Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
(m)(4) Class M Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement.
(m)(5) Form of Dealer Service Agreement -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
(m)(6) Form of Financial Institution Service Agreement -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.

(n) Rule 18f-3 Plan -- Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement.

(p)(1) The Putnam Funds Code of Ethics - Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration
Statement.
(p)(2) Putnam Investments Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration
Statement.

Item 24. Persons Controlled by or under Common Control with Registrant


As of September 30, 2001, Putnam Investments, LLC owned:

Putnam Growth Fund                                 90.00%
Putnam U.S. Core Fund                              83.80%
Putnam International Fund 2000                     85.30%
Putnam International Core Fund                     95.20%
Putnam International Fund                          95.20%
Putnam International Large Cap Growth Fund         97.70%
Putnam Mid-Cap Fund 2000                           88.70%
Putnam Asia Pacific Fund II                        95.40%
Putnam Balanced Fund                               55.80%
Putnam Equity Fund 98                              63.00%
Putnam Global Aggressive Growth Fund               64.10%
Putnam International Blend Fund                    96.40%
Putnam Financial Services Fund                     89.60%
Putnam Equity Fund 2000                            81.80%


Item 25. Indemnification

The information required by this item is incorporated herein by reference from the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7513).




Item 26. Business and Other Connections of Investment Adviser

     Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is one Post Office Square, Boston, Massachusetts 02109.



Name                                       Non-Putnam business and other connections
----                                       -----------------------------------------
Lauren Allansmith                          Prior to August 1999, Analyst, Loomis Sayles,
Senior Vice President                      One Financial Center, Boston, MA 02111

Blake Anderson                             Trustee, Salem Female Charitable Society,
Managing Director                          Salem MA 01970

Jane N. Barlow                             Prior to January 2000, Office Management,
Vice President                             Distinction Resourcing Limited, 2/4 Great
                                           Eastern Street, London, EC2A 3NT

Stephen A. Balter                          Prior to March 2000, Vice President and
Vice President                             Analyst, Pioneer Investment Management, 60
                                           State St., Boston, MA 02109

Rob A. Bloemker                            Prior to September 1999, Managing Director,
Senior Vice President                      Lehman Brothers, 555 California St., 30th floor,
                                           San Francisco, CA 94104

Anna Bulkovshteyn                          Prior to July 1999, Quantitative Analyst, Sun
Assistant Vice President                   Life Investment Management, 200 King Street
                                           West, Toronto, Ontario M5H 3T4 Canada

Jason T. Cecchini                          Prior to August 2000, Project Analyst, Fleet
Assistant Vice President                   Boston Financial, 100 Federal St., Boston, MA
                                           02110

Paul L. Check                              Prior to October 2000, Morgan Stanley Dean
Vice President                             Witter, 1585 Broadway, New York, NY 10036

Myung Chol Chon                            Prior to March 2001, Manager, Risk
Vice President                             Management-Trading, Royal Bank of Canada, 200
                                           Bay Street, South Tower 15th, Toronto, Ontario,
                                           M5J 2J5

Sabina M. Ciminero                         Prior to August 2000, Research Associate,
Assistant Vice President                   International Graduate School of Management,
                                           Soldiers Field Road, Boston, MA 02163; Prior to
                                           August 1999, Research Associate, Harvard
                                           Business School, Soldiers Field Road, Boston,
                                           MA 02163

James Conklin                              Prior to May 2000, Vice President, Lehman
Vice President                             Brothers, 3 World Financial Center, New York,
                                           NY 10285

C. Beth Cotner                             Director, The Lyric Stage Theater, 140
Senior Vice President                      Clarendon St., Boston, MA 02116

Collin Crownover                           Prior to October 2000, Research Officer,
Vice President                             Barclays Global Investors, 45 Fremont St., San
                                           Francisco, CA 94105

Lindsey L. Curley                          Prior to June 1999, Portfolio Analyst, Standish,
Assistant Vice President                   Ayer & Wood, Inc., One Financial Center,
                                           Boston, MA 02110.

John R.S. Cutler                           Member, Burst Media, L.L.C., 10 New England
Vice President                             Executive Park, Burlington, MA 01803

Kenneth Daly                               President, Andover River Rd. TMA, River Road
Managing Director                          Transportation Management Association, 7
                                           Shattuck Rd., Andover, MA 01810

Simon Davis                                Prior to September 2000, Lead Manager,
Senior Vice President                      Deutsche Asset Management, 1 Appold St.,
                                           London, EC2

Michael E. DeFao                           Prior to February 2000, Senior Vice President
Assistant Vice President                   and General Counsel, UAM Fund Services, Inc.,
                                           Boston, MA 02110

David Depew                                Prior to February 2001, Vice President,
Senior Vice President                      Wellington Management, 75 State Street,
                                           Boston, MA 02109

Ralph C. Derbyshire                        Board Member, MSPCC, 399 Boylston St.,
Senior Vice President                      Boston, MA; Board Member, Winchester After
                                           School Program, Skillings Rd., Winchester, MA

Lisa DeConto                               Prior to June 2000, Associate Partner, Westgate
Senior Vice President                      Group, 175 Federal St., Boston, MA 02110

Erin J. DeRoche                            Prior to January 2001, Compensation Consultant,
Assistant Vice President                   Partners Healthcare System, Inc., 101 Merrimac
                                           Street #5, Boston, MA 02114

Stephen P. Dexter                          Prior to June 1999, Senior Vice President and
Senior Vice President                      Senior Portfolio Manger, Scudder Kemper, Inc.
                                           One International Place, Boston, MA

Kenneth J. Doerr                           Prior to November 2000, Mid-Cap Portfolio
Senior Portfolio Manager                   Manager, Principal, Equinox Capital
                                           Management, 590 Madison Avenue, New York, NY
                                           10022

Emily Durbin                               Board of Directors, Family Service, Inc.,
Vice President                             Lawrence, MA 01840

Karnig H. Durgarian                        Board Member, EBRI, Suite 600, 2121 K St.,
Managing Director                          N.W., Washington, DC 20037-1896.  Trustee,
                                           American Assembly, 122 C. St., N.W., Suite
                                           350, Washington, DC 20001

Masato Ebayashi                            Prior to October 2000, General Manager, HR
Vice President                             and GA, Daido Concrete Co., Ltd., 2-14-1
                                           Higashi-Ueno, Taito-ku, Tokyo, 110-0015

Nathan W. Eigerman                         Trustee, Flower Hill Trust, 298 Marlborough St.,
Senior Vice President                      #4, Boston, MA 02116

Tony H. Elavia                             Prior to September 1999, Executive Vice
Senior Vice President                      President, Voyageur Asset Management, 90 S.
                                           7th Street, Minneapolis, MN 55402

Kerim Engin                                Prior to February 2001, Consultant, StrategyX,
Vice President                             2681 N. Orchard St., Chicago, IL 60614; Prior
                                           to September 2000, Director Quantitative
                                           Research, 181 West Madison St., Chicago, IL 60602

Irene M. Esteves                           Board of Director Member, American Management
Managing Director                          Association Finance Council, 1601 Broadway,
                                           New York, NY; Board of Director Member, First
                                           Night Boston, 20 Park Plaza, Suite 927, Boston,
                                           MA; Board of Director Member, SC Johnson
                                           Commercialmarkets, 8310 16th St., Stutevant,
                                           WI 53177; Board of Director Member, Massachusetts
                                           Taxpayers Foundation, 24 Province St., Boston,
                                           MA; Board of Director Member, Mrs. Bairds
                                           Bakeries, 515 Jones St., Suite 200, Fort Worth,
                                           Texas 76102

James M. Falvey, Jr.                       Prior to August 2000, Senior Vice President,
Senior Vice President                      Dresdner, Kleinwort, Benson, One Boston Place,
                                           Boston, MA 02108

Ian Ferguson                               Trustee, Park School, 171 Goddard Avenue,
Senior Managing Director                   Brookline, MA 02146

Peter M. Fleisher                          Prior to July 1999, Senior Vice President, Fleet
Senior Vice President                      National Bank, 75 State Street, Boston, MA 02109

Daisy D. Foquet                            Prior to September 2000, Analyst, Dresdner
Vice President                             RCM Global Investors, 10 Fenchurch Street,
                                           London EC3M 3LB.  Prior to September 1999,
                                           Analyst, Prudential Portfolio Managers,
                                           Lawrence Putney Hill, London EC4R 0EU

Jason Fromer                               Prior to August 2000, Currency/Macro Trader,
Vice President                             Soros Fund Management, 888 7th Avenue, 33rd
                                           Floor, New York, NY 10106

Reto Gallati                               Prior to March 2000, Head of Bank Risk
Senior Vice President                      Management, Director, KPMG LLP, Badenerstrasse
                                           172, 8004 Zurich, Switzerland

Matthew R. Gage                            Prior to December, 1999, Audit Manager, Ernst
Assistant Vice President                   & Young LLP, 200 Clarendon St., Boston, MA
                                           02116

Vivek Gandhi                               Prior to October 1999, Vice President, Alliance
Vice President                             Capital Management, 1 Findlayson Green,
                                           Singapore, India;

Bartlett R. Geer                           Prior to November 2000, Senior Vice President,
Senior Vice President                      State Street Research & Management, 1
                                           Financial Center, Boston, MA 02111

John H. Gernon                             Prior to June 2000, Vice President, Fidelity
Senior Vice President                      Investments, Inc., 82 Devonshire St., Boston,
                                           MA 02109

Frederik Gjerstad                          Prior to November 2000, Portfolio Analyst,
Vice President                             Frank Russell Company, 909 A Street, Tacoma,
                                           WA 98422

John T. Golden                             Prior to June 2000, Second Vice President, John
Vice President                             Hancock Funds, 101 Huntington Ave., Boston,
                                           MA 02199

Andrew Graham                              Prior to October 1999, Fund Manager, Scottish
Senior Vice President                      Widows Investment Management, Port Hamilton,
                                           67 Morrison St., Edinburgh, Scotland

J. Peter Grant                             Trustee, The Dover Church, Dover, MA 02030
Senior Vice President

Matthew D. Griffin                         Prior to August 2000, Vice President, Harbor
Vice President                             Capital Management, 125 High Street, Boston,
                                           MA 02110

Avram Gusman                               Prior to July 2000, Senior Vice Presidment and
Vice President                             Managing Director, Fleet Boston Financial, 100
                                           Federal St., Boston, MA 02110

Paul E. Haagensen                          Director, Haagensen Research Foundation, 630
Senior Vice President                      West 168th St., New York, NY  10032

Raymond K. Haddad                          Prior to September 2000, Research Associate,
Vice President                             Schroder & Co., 787 7th Avenue, New York, NY
                                           10019; Prior to September 2000, Research Associate,
                                           Sanford C. Bernstein, 767 5th Avenue, New York,
                                           NY 19153

Eric N. Harthun                            Prior to March 2000, Portfolio Manager, Boston
Vice President                             Partners Asset Management, One Financial Center,
                                           Boston, MA 02111

Deborah R. Healey                          Corporator, New England Baptist Hospital, 125
Senior Vice President                      Parker Hill Ave., Boston, MA 02120; Director,
                                           NEB Enterprises, 125 Parket Hill Ave., Boston,
                                           MA 02120

Karen Herold                               Prior to May 2000, Research Analyst,
Assistant Vice President                   PricewaterhouseCoopers LLP, One Post Office
                                           Square, Boston, MA 02109

Brennan M. Hinkle                          Prior to November 2000, Manager - Compensation,
Vice President                             Aetna Financial Services, 151 Farmington Ave.,
                                           Hartford, CT 06183

Theron S. Hoffman                          Prior to November 2000, Executive Vice
Senior Managing Director                   President, The Thomson Corporation, MetroCenter,
                                           1 Station Place, Stamford, CT 06902

Joseph Hosler                              Prior to February 2000, Vice President,
Vice President                             Independent Investment Associates, 53 State St.,
                                           Boston, MA 02109

Ronald H. Hua                              Prior to August 1999, Quantitative Analyst,
Vice President                             Fidelity Investments, 82 Devonshire St.,
                                           Boston, MA 02109

Eric A. Hutcherson                         Prior to March 2000, Professional Development
Vice President                             Manager, Lotus Development Corp., 55 Cambridge
                                           Parkway, Cambridge, MA 02142

Hitoshi Inoue                              Prior to February 2000, General
Vice President                             Manager/Mutual Fund Sales, Baring Asset
                                           Management (Japan) Limited, 11-A1 Imperial
                                           Tower, 1-1-1 Uchisaiwai-cho, Chiyoda-ku,
                                           Tokyo, Japan.

Stefan Iris                                Prior to December 1999, Investment Operations
Assistant Vice President                   Specialist, John Hancock Funds, 101 Huntington
                                           Ave., Boston,MA 02199

Takeshi Itai                               Prior to March 2000, Vice President and Client
Senior Vice President                      Portfolio Manager, Chase Trust Bank Tokyo,
                                           5-2-20- Akasaka, Minato-ku, Tokyo 107-6113

Arjun Jayaraman                            Prior to November 2000, Quantitative Analyst,
Assistant Vice President                   Harborview Trading Associates, 425 E. 63rd St.,
                                           E., New York, NY 10021

Amrit Kanwal                               Prior to August 1999, Vice President, Corporate
Managing Director                          Development and Strategy, Sequa Corporation,
                                           200 Park Avenue, New York, NY 10166

Rikiya Kato                                Prior to July 2000, Senior Portfolio Manager,
Vice President                             Daiwa SB Investments, 7-9 Nihonbashi 2-chome,
                                           Chuo-ku, Tokyo, Japan, 103-0027

Maximilian G. Kaufmann                     Prior to October 2000, Quantitative Analyst,
Assistant Vice President                   Citibank Global Asset Management, 100 First
                                           Stamford Place, Stamford, CT 06902

John L. Kellerman                          Prior to March 2001, Senior Vice President-
Senior Vice President                      Head of Trading, Sanwa Financial Products,
                                           Inc., 1185 Avenue of the Americas, New York,
                                           NY 11036

Charles H. Krahmer                         Prior to March 2000, Unit Manager and Business
Assistant Vice President                   Analyst, Brown Brothers Harriman & Co., 40
                                           Water St., Boston, MA 02109

Leo Kropywiansky                           Prior to June 2000, Vice President, Primark
Vice President                             Decision Economics, 1 World Trade Center,
                                           New York, NY 10048

Deborah F. Kuenstner                       Director, Board of Pensions, Presbyterian
Managing Director                          Church, 1001 Market St., Philadelphia, PA

Sharon H. Lane                             Prior to August 2000, Information Specialist,
Assistant Vice President                   Arthur D. Little School of Management, 194
                                           Beacon St., Chestnut Hill, MA 02467; Prior
                                           to March 2000, Senior Information Research
                                           Specialist, Bain & Co., 2 Copley Place,
                                           Boston, MA 02117

Lawrence J. Lasser                         Director, Marsh & McLennan Companies, Inc.,
President, Director and Chief Executive    1221 Avenue of the Americas, New York, NY
                                           10020; Board of Governors and Executive
                                           Committee, Investment Company Institute,
                                           1401 H. St., N.W. Suite 1200, Washington, DC
                                           20005; Board of Overseers, Museum of Fine
                                           Arts, 465 Huntington, Ave., Boston, MA 02115;
                                           Trustee, Beth Israel Deaconess Medical Center,
                                           330 Brookline Ave., Boston, MA; Member of the
                                           Council on Foreign Relations, 58 East 68th St.,
                                           New York, NY 10021; Member of the Board of
                                           Directors of the United Way of Massachusetts
                                           Bay, 245 Summer St., Suite 1401, Boston, MA
                                           02110; Trustee of the Vineyard Open Land
                                           Foundation, RFD Box 319X, Vineyard Haven,
                                           MA 02568

Matthew J. Leighton                        Prior to August 2000, Contractor, Synergistics
Assistant Vice President                   Tech, Inc., 222 Forbes Road, Braintree, MA 02184;
                                           Prior to September 1999, Assistant Treasurer,
                                           State Street Boston Corporation, P.O. Box ;
                                           9280, Boston, MA 02209

Jesse S. Levitt                            Prior to August 2000, Financial Analyst,
Assistant Vice President                   Columbia University Investment Office, 475
                                           Riverside Drive, Suite 401 New York, NY 10115

Robert Lindenberg                          Prior to August 2000, Director, Technology,
Vice President                             Fleet Boston Financial, 100 Federal St.,
                                           Boston, MA 02110.

Helen Liu                                  Prior to August 2000, Assistant Vice President
Vice President                             and Senior Quantitative Analyst, Banc of
                                           America Capital Management, 100 North
                                           Broadway, St. Louis, MO 63102

Dean M. Maki                               Prior to November 2000, Senior Economist,
Vice President                             Federal Reserve Board, 20th & C Streets,
                                           N.W., Washington, DC 20551

Shigeki Makino                             Prior to August 2000, Director of Research,
Managing Director                          Fidelity Investments, 82 Devonshire St., Boston,
                                           MA 02109

James Malone                               Prior to September 2000, Senior Associate,
Assistant Vice President                   PricewaterhouseCoopers 160 Federal Street,
                                           Boston, MA 02109

Kevin Maloney                              Institutional Director, Financial Management
Managing Director                          Association, University of South Florida,
                                           College of Business Administration, Suite
                                           3331, Tampa, FL 33620

Sarah Marshall                             Prior to August 1999, Associate, McKinsey &
Vice President                             Company, Inc., 55 E. 52nd St., New York, NY
                                           10010

Jennifer L. Martanacik                     Prior to January 2001, Client Relations Manager,
Assistant Vice President                   Thomson Financial, 22 Thomson Place, Boston,
                                           MA 02210

Erwin W. Martens                           Prior to October 1999, Global HSAP, Lehman
Managing Director                          Brothers, 3 World Financial Center, New York,
                                           NY 10281

Michael A. Mata                            Prior to January 2001, Vice President, Lehman
Assistant Vice President                   Brothers, 3 World Financial Center, New York,
                                           NY 10285

Yumiko Matsubara                           Prior to August 2000, Senior Consultant, Ernst
Assistant Vice President                   & Yong Global Financial Services, 223
                                           Uchisaiwai-Cho, Chiyoda-ku, Tokyo, Japan 100-
                                           0011

Nicholas J.A. Melhuish                     Prior to August 1999, Assistant Director of
Vice President                             Schroder Investment Management, 31 Gresham
                                           St., London, England ECZV8AQ

James P. Miller                            Prior to May 2000, Managing Director, Bear
Senior Vice President                      Stearns & Co., Inc., 245 Park Avenue, New
                                           York, NY 10067

Jeanne L. Mockard                          Trustee, The Bryn Mawr School, 109 W.
Senior Vice President                      Melrose Avenue, Baltimore, MA 21210

Brian J. Monahan                           Prior to August 2000, Global Emerging Markets
Assistant Vice President                   Equity Trader, Grantham, Mayo, Van Otterloo,
                                           and Co. LLC, 40 Rowes Wharf, Boston, MA 02110

Colin Moore                                Prior to June 2000, Chief Investment Officer,
Managing Director                          Rockefeller & Co., Inc., 30 Rockefeller Plaza,
                                           New York, NY 10112

Dirk Morris                                Prior to October 1999, Vice President-Global
Managing Director                          Strategist, Bankers Trust, Chifley Tower,
                                           Sydney NSW 2000 Australia

Kathleen M. Moynihan                       Prior to August 1999, Attorney, Bell, Boyd &
Assistant Vice President                   Loyd, 70 W. Madison St., Chicago, IL 60602

Donald E. Mullin                           Corporate Representative and Board Member,
Senior Vice President                      Delta Dental Plan of Massachusetts, 10
                                           Presidents Landing, P.O. Box 94104, Medford,
                                           MA 02155

Kerry E. Munsell                           Prior to January 2001, Director of Purchasing,
Assistant Vice President                   Assistant Secretary, Au Bon Pain corporation, 19
                                           Fid Kennedy Avenue, Boston, MA 02210

Kevin F. Murphy                            Prior to December 1999, Managing Director,
Senior Vice President                      BankBoston N.A., 210 Berkeley St., Boston,
                                           MA 02116

Jonathan M. Nash                           Prior to April 2000, European Sales Manager,
Vice President                             M.F.S. International U.K. Ltd., One Angel
                                           Court, London, England EC2R 7HJ

Colin Naughton                             Prior to January 2001, Senior Analyst, Standard
Assistant Vice President                   & Poor's, 24 Hartwell Ave., Lexington, MA 02421

Craig R. Oliver                            Prior to August 2000, Principal, Analyst, State
Vice President                             Street Global Advisors, Two International Place,
                                           Boston, MA 02109

Nancy O'Brien                              Prior to September 1999, Manager Corporate
Assistant Vice President                   Disbursements, Fidelity Investments, 82 Devonshire
                                           St., Boston, MA 02129

Dennis E. O'Rourke                         Prior to March 2000, Analyst, BankBoston N.A.,
Vice President                             210 Berkeley St., Boston, MA 02116

Keith Plapinger                            Chairman and Trustee, Advent School, 17
Vice President                             Brimmer St., Boston, MA 02108

Charles E. Porter                          Trustee, Anatolia College, 130 Bowdoin St.,
Executive Vice President                   Suite 1201, Boston, MA 02108; Governor, Handel
                                           & Hayden Society, Horticulture Hall, 300
                                           Massachusetts Ave., Boston, MA 02115

Ranjit Ranjamani                           Prior to June 2000, Director of Finance and
Vice President                             Business Planning, Xenergy, Inc., 3 Burlington
                                           Woods, Burlington, MA 01803

Jakub Rehor                                Prior to July 2000, Research Associate, Sanford
Assistant Vice President                   C. Bernstein, 767 Fifth Avenue, New York,
                                           NY 10153

Thomas V. Reilly                           Trustee, Knox College, 2 East South St.,
Managing Director                          Galesburg, IL 61401

Richard C. Renkas                          Prior to September 2000, Manager of
Assistant Vice President                   Engineering, Equity Office Properties
                                           Trust, 2 North Riverside Plaza, Chicago,
                                           IL 60606

Brian C. Rose                              Prior to April 2000, Equity Analyst, Loomis,
Assistant Vice President                   Sayles & Co. Lp, 1 Financial Center, Boston,
                                           MA 02111

James J. Russell                           Prior to May 2000, Senior Data Analyst,
Assistant Vice President                   Redwood Investment Systems, Inc., 76 Summer
                                           St., Boston, MA 02110; Prior to May 2000,
                                           Senior Data Analyst, IDD Information Systems,
                                           100 Fifth Avenue, Waltham, MA 02451

Jeff B. Sacknowitz                         Prior to November 1999, Investment Associate,
Vice President                             Independence Investment Associates, 53 State
                                           St., Boston, MA 02109

Robert Salvin                              Prior to July 2000, Chief Financial Officer,
Senior Vice President                      Really Easy Internet Inc., 3925 W. Braker Lane,
                                           Austin, TX 78759; Prior to January 2000,
                                           Managing Director, BancBoston Robertson
                                           Stephens, 100 Federal St., Boston, MA 02110

Paul D. Scanlon                            Prior to October 1999, Senior Vice President,
Vice President                             Olympus Healthcare Group, 775 Trapelo Road,
                                           Waltham, MA 02452

Calvin E. Schmid                           Prior to July 2000, Vice President Human
Senior Vice President                      Resources Leadership Development, J.P. Morgan,
                                           60 Wall St., New York, NY 10005

Justin M. Scott                            Director, DSI Proprieties (Neja) Ltd., Epping
Managing Director                          Rd., Reydon, Essex CM19 5RD

Robert E. Secor                            Prior to December 1999, Senior Consultant,
Assistant Vice President                   Fame Information Services, 148 State Street,
                                           Boston, MA 02110

Anthony R. Sellitto, III                   Prior to September 2000, Senior Vice President,
Senior Vice President                      Berger Fund Associates, 210 University Blvd.,
                                           Denver, CO 80206

Gordon H. Silver                           Trustee, Wang Center for the Performing Arts,
Managing Director                          270 Tremont St., Boston, MA 02116

Amy P. Skaff                               Prior to November 2000, Consultant, Ernst &
Assistant Vice President                   Young, 200 Clarendon St., Boston, MA 02135

Luke A. Smith                              Prior to December 1999, Quantitative Systems
Assistant Vice President                   Analyst, Colonial Management, One Financial
                                           Center, Boston, MA 02111

Karan S. Sodhi                             Prior to November 2000, Research Analyst,
Vice President                             Stephens, Inc., 175 Federal St., Boston,
                                           MA 02110

Juan Carlos Sosa                           Prior to September 2000, Analyst, State Street
Vice President                             Research & Management, One Financial Center,
                                           Boston, MA 02111

Eric H. Sorensen                           Prior to August 2000, Managing Director,
Managing Director                          Global Head of Quantitative Research, Salomon
                                           Smith Barney, 7 World Trade Center, New York,
                                           NY 10048

Steven Spiegel                             Director, Ultra Diamond and Gold Outlet, 29
Senior Managing Director                   East Madison St., Suite 1800, Chicago, IL 60602;
                                           Director, FACES New York University Medical
                                           Center, 550 First Avenue, New York, NY 10016;
                                           Trustee, Babson College, One College Drive,
                                           Wellesley, MA 02157

David R. Thompson                          Prior to August 2000, Senior Equity Analyst,
Vice President                             Liberty Funds Group, One Financial Center,
                                           Boston, MA 02111

Stephen W. Vandermark                      Prior to March 2000, Vice President,
Senior Vice President                      Quantitative Analytics, Lehman Brothers,
                                           3 World Financial Center, New York, NY 10285

John Varanelli                             Prior to July 2000, Senior Vice President, US
Vice President                             Trust Bank, 40 Court Street, Boston, MA 02108

Susan Wall                                 Prior to July 2000, Program Manager, Liberty
Assistant Vice President                   Mutual Group, 25 Borthwick Ave., Portsmouth,
                                           NH 03801

Richard B. Weed                            Prior to December 2000, Senior Portfolio
Senior Vice President                      Manager, State Street Global Advisors, 2
                                           International Place, Boston, MA 02110

Beth K. Werths                             Prior to October 2000, Vice President and
Assistant Vice President                   Assistant Secretary, First Union Corp./Evergreen
                                           Funds, 200 Berkeley St., Boston, MA 02116

James C. Wiess                             Prior to April 2000, Portfolio Manager, J.P.
Senior Vice President                      Morgan, 60 Wall St., New York, NY 10005

Eric Wetlaufer                             President and Member of Board of Directors,
Managing Director                          The Boston Security Analysts Society, Inc.,
                                           100 Boylston St., Suite 1050, Boston, MA 02110

Edward F. Whalen                           Member of the Board of Directors, Hockomock
Senior Vice President                      Area YMCA, 300 Elmwood St., North Attleboro,
                                           MA 02760

Kelly A. Woolbert                          Prior to November 1999, Investment Analyst,
Vice President                             MetLife Investment Services, 99 High Street,
                                           Boston, MA 02110

Richard P. Wyke                            Director, Salem YMCA, One Sewall St., Salem,
Senior Vice President                      MA 01970

Frederick M. Wynn, Jr.,                    Prior to June 2000, Senior Equity Analyst,
Vice President                             Berger Fund Associates, 210 University Blvd.,
                                           Denver, CO 80206

Alex Zinny                                 Prior to June 2000, Proprietary Trader, Leerink
Assistant Vice President                   Swann, One Financial Center, Boston, MA 02111


Item 27.  Principal Underwriter

(a) Putnam Retail Management, Inc. is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Growth Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Strategic Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. None of the officers are officers of the Registrant except:

Name                          Position and Offices with Registrant

Richard Monaghan              Vice President
Gordon Silver                 Vice President

The principal business address of each person is One Post Office Square, Boston, MA 02109:

Name                                 Position and Offices with Underwriter
-----------------------------------------------------------------------------
Aaron III,Jefferson F.               Vice President
Abrahamsen,Jill M.                   Asst. Vice President
Addonisio,Corrado                    Asst. Vice President
Ahonen,Jennifer D.                   Vice President
Allouise,Donna A.                    Asst. Vice President
Alpaugh,Christopher S.               Senior Vice President
Altomare,Mario P.                    Vice President
Aoki,Hidemi                          Vice President
Arends,Laura D.                      Vice President
Asher,Steven E.                      Senior Vice President
Avery,Scott A.                       Senior Vice President
Aymond,Christian E.                  Senior Vice President
Aymond,Colin C.                      Senior Vice President
Babcock III,Warren W.                Senior Vice President
Baker,Christopher H.                 Vice President
Ball,Colleen H.                      Asst. Vice President
Baltimore,Mark H.                    Vice President
Barlow,Jane                          Vice President
Barnett,William E.                   Asst. Vice President
Barrett,Thomas                       Vice President
Battit,Suzanne J                     Senior Vice President
Beatty,Elizabeth A.                  Vice President
Beatty,Steven M.                     Senior Vice President
Bergeron,Christopher E.              Vice President
Beringer,Thomas C.                   Vice President
Bettencourt,Jennifer L.              Asst. Vice President
Boccio,Roseann E.                    Asst. Vice President
Boneparth,John F.                    Managing Director
Bosinger,Paul C.                     Asst. Vice President
Bouchard,Keith R.                    Senior Vice President
Bradford Jr.,Linwood E.              Managing Director
Bresnahan,Leslee R.                  Managing Director
Brown,Timothy K.                     Senior Vice President
Buckner,Gail D.                      Senior Vice President
Bunker,Christopher M.                Vice President
Burrill,Gregory J.                   Senior Vice President
Cabana,Susan D.                      Senior Vice President
Calcagno-Tahn,M.Joann                Senior Vice President
Callinan,Richard E.                  Vice President
Campbell,Christopher F.              Asst. Vice President
Caramazza,Pierre C.                  Asst. Vice President
Carey,Christopher P.                 Vice President
Carlson,Joseph E.                    Senior Vice President
Carlstrom,Camille L.                 Asst. Vice President
Caruso,Robert M.                     Vice President
Casey,David M.                       Senior Vice President
Cass,William D.                      Vice President
Castle Jr.,James R.                  Senior Vice President
Cecchini,Jason T.                    Asst. Vice President
Chapman,Frederick                    Vice President
Chappell-Deal,Cynthia                Asst. Vice President
Choksi,Manisha J.                    Vice President
Chrostowski,Louis F.                 Senior Vice President
Chun,Christina W.                    Asst. Vice President
Church,Daniel J.                     Senior Vice President
Clark,Richard B.                     Senior Vice President
Clermont,Mary                        Vice President
Cohen,Jeff M.                        Vice President
Colleary,Gerry                       Senior Vice President
Collette,A. Joseph                   Vice President
Commane,Karen L.                     Vice President
Condon,Meagan L.                     Asst. Vice President
Coneeny,Mark L.                      Managing Director
Connelly,Donald A.                   Senior Vice President
Connolly,William T.                  Managing Director
Cooley,Jonathan A.                   Asst. Vice President
Corbett,Dennis                       Vice President
Corvinus,F. Nicholas                 Senior Vice President
Corwin,Kathleen K.                   Vice President
Cote,Marie C.                        Asst. Vice President
Cotto,Stephen P                      Asst. Vice President
Cotton,Rick                          Vice President
Coveney,Anne M.                      Senior Vice President
Cristo,Chad H.                       Senior Vice President
Critchell Jr.,D.Alan                 Vice President
Curran,Peter J.                      Managing Director
Curry,John D.                        Senior Vice President
Dahill,Jessica E.                    Vice President
Daly,Kenneth L.                      Managing Director
Davidian,Raymond A.                  Asst. Vice President
Daylor,Donna M.                      Vice President
DeConto,Lisa B.                      Senior Vice President
DeFao,Michael E.                     Asst. Vice President
DeRoche,Erin J.                      Asst. Vice President
DiRe,Lisa M.                         Asst. Vice President
Diaz,Roger                           Vice President
Dirstine,Michael T.                  Vice President
Divney,Kevin M.                      Senior Vice President
Donadio,Joyce M.                     Asst. Vice President
Donaldson,Scott M.                   Senior Vice President
Dougherty,Thomas                     Senior Vice President
Durbin,Emily J.                      Vice President
Durkee,Christine                     Vice President
Ebayashi,Masato                      Vice President
Edlin,David B.                       Managing Director
Eidelberg,Kathleen E.                Asst. Vice President
Elder,Michael D.                     Senior Vice President
Emhof,Joseph R.                      Vice President
Esposito,Vincent                     Managing Director
Esteves,Irene M.                     Sr Managing Director
Fardy,Michael S.                     Vice President
Favaloro,Beth A.                     Senior Vice President
Fiedler,Stephen J.                   Asst. Vice President
Fishman,Mitchell B.                  Senior Vice President
Flaherty,Patricia C.                 Senior Vice President
Fleisher,Kate                        Vice President
Fleming,Ellen E.                     Vice President
Foley,Timothy P.                     Senior Vice President
Galloni,Antonio M.                   Vice President
Gennaco,Joseph P.                    Managing Director
Gernon,John H.                       Senior Vice President
Gessner,Mark A.                      Vice President
Gibbs,Stephen C.                     Vice President
Gipson,Zachary A.                    Asst. Vice President
Goodfellow,Mark D.                   Vice President
Goodman,Robert                       Managing Director
Grace,Linda K.                       Senior Vice President
Grant,Lisa M.                        Vice President
Grant,Mitchell T.                    Managing Director
Graviere,Patrice                     Senior Vice President
Grey,Eric M.                         Vice President
Grillo,Tracy E.                      Asst. Vice President
Grove,Denise                         Senior Vice President
Groves,Gina R.                       Asst. Vice President
Guerin,Donnalee                      Vice President
Gundersen,Jan S.                     Asst. Vice President
Hadley,Christopher                   Vice President
Hagan IV,J. A.                       Asst. Vice President
Haines,James B.                      Vice President
Halloran,James E.                    Senior Vice President
Halloran,Thomas W.                   Managing Director
Hamilton,Melissa A.                  Asst. Vice President
Hanus,Michael J.                     Senior Vice President
Harbeck,John D.                      Senior Vice President
Harring,Linda                        Senior Vice President
Hartley-Sullivan,Deborah             Vice President
Hayes,Tracey A.                      Asst. Vice President
Hayes-Castro,Deanna R.               Vice President
Hazzard,Jessica L.                   Vice President
Healey,Michelyn M. Asst.             Vice President
Heller,Kim G.                        Vice President
Henderson,Jane                       Senior Vice President
Herman,C. Christopher                Senior Vice President
Hess,Kristen R.                      Asst. Vice President
Higdon,Eric D.                       Vice President
Hilliard,Geoffrey W.                 Senior Vice President
Hinkle,Brennan M.                    Vice President
Hoey,Thomas J.                       Senior Vice President
Hoffman,Theron S.                    Sr Managing Director
Holder-Watts,Sherrie V.              Senior Vice President
Holland,Jeffrey K.                   Vice President
Holland,Julie E.                     Asst. Vice President
Holmes,Maureen A.                    Vice President
Hotchkiss,Michael F.                 Senior Vice President
Huang,Jesse C.                       Vice President
Hutcherson,Eric A.                   Vice President
Hutchins,Robert B.                   Vice President
Hyland,John P.                       Vice President
Inoue,Hitoshi                        Vice President
Itai,Takeshi                         Senior Vice President
Jackman,Sean R.                      Asst. Vice President
Jacobsen,Dwight D.                   Managing Director
Jilek Jr.,D. D.                      Asst. Vice President
Jones,Thomas A.                      Senior Vice President
Kaminsky,Gregory C.                  Senior Vice President
Kaminsky,Michael J                   Asst. Vice President
Kanwal,Amrit                         Managing Director
Kapinos,Peter J.                     Vice President
Keenan,Matthew H.                    Senior Vice President
Keene,Sabrina S.                     Asst. Vice President
Keith,Pamela J.                      Asst. Vice President
Kelley,Brian J.                      Senior Vice President
Kelly,A.Siobhan                      Vice President
Kelly,David                          Senior Vice President
Kennedy,Alicia C.                    Vice President
Kilcullen,Daniel M.                  Managing Director
Kinsman,Anne                         Senior Vice President
Kircher,Richard T.                   Asst. Vice President
Kirk,Deborah H.                      Senior Vice President
Kline,Bonnie S.                      Asst. Vice President
Kringdon,Joseph D.                   Managing Director
LaFleur,Katie L.                     Vice President
Lacascia,Charles M.                  Senior Vice President
Landers,Bruce M.                     Vice President
Landers,Michael J.                   Vice President
Lathrop,James D.                     Senior Vice President
Lawlor,Stephanie T.                  Vice President
Leipsitz,Margaret                    Vice President
Lemire,Kevin                         Senior Vice President
Levy,Eric S.                         Senior Vice President
Levy,Norman S.                       Vice President
Lewandowski Jr.,Edward V.            Senior Vice President
Lewandowski,Edward V.                Senior Vice President
Lewis,Paul                           Vice President
Li,Mei                               Asst. Vice President
Lieberman,Samuel L.                  Senior Vice President
Lilien,David R.                      Senior Vice President
Lord,Caroline F.                     Asst. Vice President
Luciano,Joseph A.                    Asst. Vice President
MacDonald,Richard A.                 Senior Vice President
Maglio,Nancy T.                      Asst. Vice President
Malone,James                         Asst. Vice President
Mancini,Dana                         Vice President
Mancini,Jane M.                      Managing Director
Mann,Ellen M.                        Asst. Vice President
Marrone,Alfred J.                    Asst. Vice President
Martens,Erwin W.                     Managing Director
Martino,Michael                      Managing Director
Martz,Emily L.                       Vice President
Mata,Michael A.                      Senior Vice President
McAvoy,Bridget                       Vice President
McCarthy,Anne B.                     Asst. Vice President
McConville,Paul D.                   Senior Vice President
McCracken,Brian                      Vice President
McCutcheon,Bruce A                   Senior Vice President
McDermott,Nancy J.                   Asst. Vice President
McDermott,Robert J.                  Vice President
McDevitt,William E.                  Vice President
McInis,Brian S.                      Vice President
McNamee,Mary G.                      Senior Vice President
Meehan,Robert F.                     Senior Vice President
Melehan,Daniel P.                    Vice President
Michejda,Marek A.                    Senior Vice President
Miller Jr.,Edward D.                 Asst. Vice President
Miller,Jeffrey M.                    Managing Director
Minsk,Judith                         Vice President
Monaghan,Richard A.                  Director
Monahan,Kimberly A.                  Vice President
Moody,Paul R.                        Senior Vice President
Moore,Jerome B.                      Vice President
Moret,Mitchell L.                    Senior Vice President
Morey,John P.                        Senior Vice President
Moscardini,Andrew J.                 Vice President
Mosher,Barry L.                      Vice President
Moynihan,Kathleen M.                 Asst. Vice President
Mrozienski,Joseph M.                 Asst. Vice President
Mullen,Donald E.                     Senior Vice President
Munsell,Kerry E.                     Asst. Vice President
Munson,Brian D.                      Vice President
Murphy Jr.,Kenneth W.                Vice President
Murray,Brendan R.                    Senior Vice President
Nadherny,Robert                      Managing Director
Nagashima,Toshio                     Managing Director
Nakamura,Denise-Marie                Vice President
Nash,Jonathan M.                     Vice President
Natale,Lisa A.                       Vice President
Neary,Ellen R.                       Vice President
Nelson,Alexander L.                  Managing Director
Nickodemus,John P.                   Managing Director
Nicolazzo,Jon C.                     Vice President
Noble,John D.                        Senior Vice President
O'Brien-Wilkins,Nancy M.             Asst. Vice President
O'Connell Jr.,Paul P.                Vice President
O'Connell,Gayle M.                   Vice President
O'Connor,Brian P.                    Vice President
O'Connor,Matthew P.                  Senior Vice President
O'Toole,Daniel J.                    Vice President
Olsen,Stephen                        Asst. Vice President
Orr,Kevin                            Vice President
Owens,Sayuri F.                      Asst. Vice President
Palmer,Patrick J.                    Vice President
Pampliega,Carlos                     Senior Vice President
Parker,Ryan C.                       Asst. Vice President
Parr,Cynthia O.                      Senior Vice President
Peck Jr.,Charles J.                  Asst. Vice President
Perkins,Erin M.                      Asst. Vice President
Peters,Jeffrey F.                    Managing Director
Phoenix,John G.                      Senior Vice President
Phoenix,Joseph                       Managing Director
Pike,John R.                         Vice President
Pisciotta,Jason M.                   Asst. Vice President
Plapinger,Keith                      Senior Vice President
Powers,Brian S.                      Vice President
Provost,Paul M.                      Vice President
Puddle,David G.                      Senior Vice President
Pulkrabek,Scott M.                   Vice President
Putnam,George                        Director
Quinn,Michael R.                     Vice President
Quinn,Patrick J.                     Asst. Vice President
Reed,Frank C.                        Vice President
Renkas,Richard C.                    Asst. Vice President
Rider,Wendy A.                       Senior Vice President
Rodts,Jennifer M.                    Asst. Vice President
Rosmarin,Adam L.                     Vice President
Rotell,Paul M.                       Asst. Vice President
Rowe,Robert B.                       Vice President
Rusko,Steven N.                      Asst. Vice President
Ryan,William M.                      Vice President
Saunders,Catherine A.                Managing Director
Sawyer,Matthew A.                    Vice President
Scales,Matthew B.                    Vice President
Schepp-Dries,Peter                   Senior Vice President
Schlosberg,Alan R.                   Asst. Vice President
Schmid,Calvin E.                     Senior Vice President
Schultz,Mitchell D.                  Managing Director
Scordato,Christine A.                Senior Vice President
Segers,Elizabeth R.                  Managing Director
Selden,Denise D.                     Senior Vice President
Seward,Lindsay H.                    Asst. Vice President
Shamburg,John B.                     Vice President
Shanahan,Christopher W.              Vice President
Short,Jonathan D.                    Senior Vice President
Siebold,Mark J.                      Vice President
Siemon Jr.,Frank E.                  Asst. Vice President
Silva,J. P.                          Senior Vice President
Silver,Gordon H.                     Sr Managing Director
Silver,Jill R.                       Asst. Vice President
Skistimas Jr,John J.                 Vice President
Smith,Lori E.                        Vice President
Solano,Nicole M.                     Asst. Vice President
Soule,Scott W.                       Asst. Vice President
Spiegel,Steven                       Sr Managing Director
Spigelmeyer III,Carl M.              Vice President
Starishevsky,Daniel                  Senior Vice President
Starr,Loren M.                       Managing Director
Statuta,Jason M.                     Vice President
Steen,Kevin P.                       Vice President
Stickney,Paul R.                     Senior Vice President
Stuart,James F.                      Vice President
Stumpf,Ralph-Ingo                    Senior Vice President
Sullivan,Brian L.                    Senior Vice President
Sullivan,Elaine M.                   Senior Vice President
Sullivan,Kevin J.                    Senior Vice President
Sullivan,Maryann                     Asst. Vice President
Suzuki,Toshimi                       Senior Vice President
Sweeney,Janet C.                     Senior Vice President
Tanaka,Toshiaki                      Vice President
Tavares,April M.                     Vice President
Taylor Jr,David G.                   Vice President
Telling,John R.                      Senior Vice President
Tibbetts,Richard B.                  Managing Director
Toda,Hiroyuki                        Vice President
Tomohiro,Masamitsu                   Asst. Vice President
Torrisi,Brian E.                     Vice President
Tracey,John B.                       Asst. Vice President
Troped Blacker,Bonnie                Senior Vice President
Upham,Scott E.                       Vice President
Vande Water,Katie D.                 Senior Vice President
Vierra,Scott G.                      Senior Vice President
Walsh,Julia A.                       Asst. Vice President
Walsh,Stephen M.                     Senior Vice President
Warde,Elizabeth A.                   Asst. Vice President
Waters,Mitchell J.                   Senior Vice President
Welch III,William A.                 Asst. Vice President
Werths,Beth K.                       Asst. Vice President
Whalen,Brian                         Senior Vice President
Whalen,Edward F.                     Managing Director
Whitaker,J. g.                       Senior Vice President
White,Patrick J.                     Asst. Vice President
Whiting,Amanda M.                    Vice President
Wicklund,Jeffrey A.                  Vice President
Williams,Jason M.                    Asst. Vice President
Woodlock,Ronald J.                   Vice President
Woolverton,William H.                Managing Director
Wright Jr.,Edmund F.                 Vice President
Young,Jason P.                       Vice President
Zografos,Laura J.                    Senior Vice President
Zukowski,Virginia A.                 Senior Vice President
deMont,Lisa M.                       Senior Vice President




Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management, LLC; Registrant's principal underwriter, Putnam Retail Management Limited Partnership; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 29.  Management Services

None.

Item 30.  Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the29th day of October, 2001.


                       Putnam Funds Trust

                       By: /s/ Gordon H. Silver, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board; Trustee

George Putnam, III            President; Principal Executive Officer; Trustee

Charles E. Porter             Executive Vice President; Treasurer; Principal
                              Financial Officer

Michael T. Healy              Assistant Treasurer; Principal Accounting Officer

Jameson A. Baxter             Trustee

Charles B. Curtis             Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee

Lawrence J. Lasser            Trustee

John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee

                              By:  /s/ Gordon H. Silver,
                              as Attorney-in-Fact

                              October 29, 2001


EXHIBIT INDEX


Item 23  Exhibit


(j) Consent of Independent Accountants